UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Investments Money Market Funds
(formerly Fidelity® Institutional Money Market Funds)

Tax-Exempt Portfolio

Government Portfolio

Money Market Portfolio

Treasury Only Portfolio

Prime Money Market Portfolio

Treasury Portfolio

Annual Report

March 31, 2016

Contents

Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Investment Summary/Performance
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

Fund Goals:

Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Tax-Exempt Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	75.4	77.8	75.6
8 - 30	1.4	2.2	1.1
31 - 60	3.6	3.4	3.8
61 - 90	3.3	1.8	9.7
91 - 180	9.8	2.9	7.3
>180	6.5	11.9	2.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Tax-Exempt Portfolio	32 Days	41 Days	28 Days
All Tax-Free Money Market Funds Average(a)	24 Days	33 Days	32 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Tax-Exempt Portfolio	33 Days	42 Days	28 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Variable Rate Demand Notes (VRDNs)	56.2%
Other Municipal Debt	29.4%
Investment Companies	12.3%
Net Other Assets (Liabilities)	2.1%

As of September 30, 2015
Variable Rate Demand Notes (VRDNs)	63.7%
Other Municipal Debt	26.6%
Investment Companies	9.4%
Net Other Assets (Liabilities)	0.3%

Current And Historical 7-Day Yields

	3/31/16	12/31/15	9/30/15	6/30/15	3/31/15
Class I	0.13%	0.01%	0.01%	0.01%	0.01%
Class II	0.01%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.08%	0.01%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2016, the most recent period shown in the table, would have been 0.09% for Class I, -0.06% for Class II, -0.16% for Class III and 0.04% for Select Class.

Tax-Exempt Portfolio

Investments March 31, 2016

Showing Percentage of Net Assets

Variable Rate Demand Note - 56.2%
	Principal Amount (000s)	Value (000s)
Alaska - 0.2%
Valdez Marine Term. Rev. (Exxon Pipeline Co. Proj.):
Series 1985, 0.36% 4/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	$2,100	$2,100
Series 1993 C, 0.34% 4/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	1,000	1,000
		3,100
Arizona - 0.6%
Arizona Board of Regents Arizona State Univ. Rev. Series 2008 A, 0.37% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	3,633	3,633
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series Putters 3307, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,600	3,600
		10,233
California - 0.8%
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	3,000	3,000
Los Angeles Cmnty. College District Participating VRDN 0.43% 4/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	2,000	2,000
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B6, 0.3% 4/1/16 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	2,800	2,800
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.45% 4/7/16 (Liquidity Facility Bank of America NA) (a)(b)	4,980	4,980
		12,780
Colorado - 0.3%
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 0.51% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,520	2,520
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series RBC O 70, 0.45% 4/7/16 (Liquidity Facility Royal Bank of Canada) (a)(b)	1,800	1,800
		4,320
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev. Participating VRDN Series 15 XF0091, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	390	390
Connecticut Hsg. Fin. Auth.:
(Hsg. Mtg. Fin. Prog.) Series 2009 C2, 0.35% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,415	1,415
Series 2009 A2, 0.35% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,300	1,300
		3,105
District Of Columbia - 0.9%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev. (Pentacle Apts. Proj.) Series 2008, 0.44% 4/7/16, LOC Freddie Mac, VRDN (a)	3,200	3,200
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.45% 4/7/16, LOC Bank of America NA, VRDN (a)	1,290	1,290
(Medlantic/Helix Proj.) Series 1998 A Tranche II, 0.38% 4/7/16, LOC TD Banknorth, NA, VRDN (a)	2,970	2,970
		14,615
Florida - 1.0%
Highlands County Health Facilities Auth. Rev. Participating VRDN Series MS 3251, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	5,625	5,625
North Broward Hosp. District Rev.:
Series 2005 A, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,865	8,865
0.42% 4/7/16, LOC Northern Trust Co., VRDN (a)	1,680	1,680
		16,170
Georgia - 1.2%
Athens-Clarke County Unified Govt. Dev. Auth. Rev. (Univ. of Georgia Athletic Assoc. Proj.) Series 2003, 0.35% 4/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,685	1,685
Georgia Muni. Elec. Auth. Pwr. Rev. (Proj. One) Series 2008 B, 0.38% 4/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	6,000	6,000
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.45% 4/7/16, LOC Branch Banking & Trust Co., VRDN (a)	12,370	12,370
		20,055
Hawaii - 0.6%
Hawaii State Hsg. Fin. & Dev. Corp. Rev. (Lokahi Kau Apts. Proj.) Series 2008, 0.4% 4/7/16, LOC Freddie Mac, VRDN (a)	9,830	9,830
Illinois - 4.7%
Chicago Wtr. Rev.:
Series 2000, 0.49% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2000-1, 0.49% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	1,500	1,500
Series 2004 A1, 0.49% 4/7/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	5,135	5,135
Series 2004 A2, 0.53% 4/7/16, LOC State Street Bank & Trust Co., Boston, VRDN (a)	4,845	4,845
Illinois Fin. Auth. Rev.:
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 E1, 0.35% 4/1/16, LOC Wells Fargo Bank NA, VRDN (a)	2,200	2,200
Participating VRDN:
Series Putters 0022, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,795	3,795
Series Putters 3379, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,995	4,995
Series 2009 D1, 0.38% 4/1/16, LOC PNC Bank NA, VRDN (a)	600	600
Series 2011 A, 0.38% 4/1/16, LOC Bank of America NA, VRDN (a)	2,000	2,000
Series 2011 B, 0.35% 4/1/16, LOC Wells Fargo Bank NA, VRDN (a)	13,950	13,950
Illinois Gen. Oblig.:
Series 2003 B2, 0.38% 4/7/16, LOC PNC Bank NA, VRDN (a)	25,200	25,200
Series 2003 B3, 0.38% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,350	9,350
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.48% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,500	1,500
Series 15 XF2202, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,150	1,150
		77,720
Indiana - 5.6%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A5, 0.35% 4/1/16, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	3,950	3,950
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 A, 0.42% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	26,520	26,520
Series 2008 F, 0.42% 4/7/16, LOC Bank of New York, New York, VRDN (a)	33,850	33,850
Series 2008 G, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,000	4,000
Series 2008 J, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,585	4,585
Indiana Fin. Auth. Hosp. Rev.:
(Cmnty. Health Network Proj.) Series 2009 A, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,900	12,900
(Indiana Univ. Health Obligated Group Proj.) Series 2011 E, 0.38% 4/7/16, LOC Bank of America NA, VRDN (a)	2,795	2,795
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 B, 0.38% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	4,100	4,100
		92,700
Kansas - 0.0%
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 J, 0.4% 4/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	600	600
Kentucky - 0.5%
Louisville & Jefferson County Series 2011 B, 0.35% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	7,700	7,700
Louisiana - 2.0%
East Baton Rouge Parish Indl. Dev. Board Rev. (ExxonMobil Proj.) Series 2010 A, 0.36% 4/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	18,200	18,200
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.45% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,400	5,400
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 A, 0.37% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	8,300	8,300
Louisiana Pub. Facilities Auth. Rev. (C-Port LLC Proj.) Series 2008, 0.46% 4/7/16, LOC Bank of America NA, VRDN (a)	1,880	1,880
		33,780
Massachusetts - 0.1%
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,630	2,630
Michigan - 1.8%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.42% 4/7/16, LOC Bank of America NA, VRDN (a)	21,370	21,370
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	6,625	6,625
		29,995
Minnesota - 0.1%
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (Allina Health Sys. Proj.) Series 2009 B1, 0.37% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Mississippi - 1.0%
Jackson County Port Facilities Rev. (Chevron U.S.A., Inc. Proj.) Series 1993, 0.34% 4/1/16, VRDN (a)	1,820	1,820
Mississippi Bus. Fin. Corp. (Chevron U.S.A., Inc. Proj.) Series 2007 A, 0.37% 4/1/16 (Chevron Corp. Guaranteed), VRDN (a)	1,900	1,900
Mississippi Bus. Fin. Corp. Indl. Dev. Rev. (New Process Steel, L.P. Proj.) Series 2010, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	2,400	2,400
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.42% 4/7/16, LOC Bank of America NA, VRDN (a)	10,150	10,150
		16,270
Missouri - 0.6%
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. (Saint Louis Univ. Proj.):
Series 2008 A1, 0.35% 4/1/16, LOC Wells Fargo Bank NA, VRDN (a)	1,290	1,290
Series 2008 A2, 0.35% 4/1/16, LOC Wells Fargo Bank NA, VRDN (a)	8,280	8,280
		9,570
Nevada - 0.3%
Clark County Fuel Tax Participating VRDN Series ROC II R 11507, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	5,345	5,345
New York - 16.2%
Nassau Health Care Corp. Rev. Series 2009 C1, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	13,255	13,255
New York City Gen. Oblig.:
Participating VRDN Series 15 ZF0198, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,690	3,690
Series 2004 H1, 0.37% 4/1/16, LOC Bank of New York, New York, VRDN (a)	2,300	2,300
Series 2004 H4, 0.37% 4/1/16, LOC Bank of New York, New York, VRDN (a)	1,300	1,300
Series 2006 E2, 0.38% 4/1/16, LOC Bank of America NA, VRDN (a)	1,900	1,900
Series 2006 H1, 0.36% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,600	1,600
Series 2006 I3, 0.38% 4/1/16, LOC Bank of America NA, VRDN (a)	5,150	5,150
Series 2008 J6, 0.38% 4/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	17,005	17,005
Series 2013 A3, 0.45% 4/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	1,000	1,000
Series 2015 F6, 0.36% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	5,000	5,000
Series 2104 1, 0.36% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,100	7,100
Series D5, 0.38% 4/1/16, LOC PNC Bank NA, VRDN (a)	8,500	8,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (90 Washington Street Proj.) Series 2005 A, 0.39% 4/7/16, LOC Fannie Mae, VRDN (a)	13,100	13,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 14 0043, 0.44% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	14,800	14,800
Series ROC II R 11916, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,235	1,235
Series 2006 AA-1B, 0.36% 4/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	8,750	8,750
Series 2008 B3, 0.38% 4/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,700	2,700
Series 2009 BB2, 0.43% 4/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	16,500	16,500
Series 2012 B, 0.36% 4/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,700	1,700
Series 2012 B3, 0.36% 4/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,050	1,050
Series 2014 AA:
0.35% 4/1/16 (Liquidity Facility TD Banknorth, NA), VRDN (a)	4,675	4,675
0.37% 4/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	11,300	11,300
0.45% 4/1/16 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (a)	17,700	17,700
Series 2014 BB1, 0.38% 4/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	2,900	2,900
New York City Transitional Fin. Auth. Rev.:
Participating VRDN:
Series ROC II R 11902, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,800	3,800
Series ROC II R 14022, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,185	2,185
Series 2001 C, 0.38% 4/1/16 (Liquidity Facility PNC Bank NA), VRDN (a)	9,815	9,815
Series 2003 1D, 0.38% 4/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	10,530	10,530
Series 2003 A2, 0.39% 4/4/16 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,000	3,000
Series 2003 C1, 0.36% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,300	3,300
Series 2003 C2, 0.38% 4/1/16 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	5,950	5,950
Series 2013 A5, 0.36% 4/1/16 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	1,000	1,000
Series 2013 C4, 0.36% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,985	7,985
Series 2015 E4:
0.36% 4/1/16 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	3,000	3,000
0.38% 4/1/16 (Liquidity Facility Bank of America NA), VRDN (a)	5,000	5,000
New York Dorm. Auth. Revs. Participating VRDN Series Putters 1955, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,600	2,600
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	3,185	3,185
New York Hsg. Fin. Agcy. Rev.:
(505 West 37th Street Proj.) Series 2009 A, 0.38% 4/1/16, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,400	1,400
Series 2013 A1, 0.43% 4/7/16, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,600	17,600
Series 2014 A, 0.36% 4/1/16, LOC PNC Bank NA, VRDN (a)	7,000	7,000
Series 2015 A1, 0.38% 4/7/16, LOC Bank of New York, New York, VRDN (a)	1,000	1,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E1, 0.36% 4/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,500	7,500
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,000	2,000
		266,485
North Carolina - 2.7%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,705	2,705
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.35% 4/1/16, LOC Wells Fargo Bank NA, VRDN (a)	3,360	3,360
Greensboro Combined Enterprise Sys. Rev. Series 2014 A, 0.41% 4/7/16 (Liquidity Facility Bank of America NA), VRDN (a)	1,030	1,030
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051, 0.44% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	8,800	8,800
Series MS 15 ZM0105, 0.46% 4/7/16 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)	2,185	2,185
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	1,000	1,000
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.) Series 2009 C, 0.4% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,050	8,050
North Carolina Med. Care Commission Hosp. Rev. (CaroMont Health Proj.) Series 2003 A, 0.4% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	9,090	9,090
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.43% 4/7/16, LOC Cr. Industriel et Commercial, VRDN (a)	2,700	2,700
Piedmont Triad Arpt. Auth. Series 2008 A, 0.41% 4/7/16, LOC Branch Banking & Trust Co., VRDN (a)	2,595	2,595
Wake County Gen. Oblig. Series 2003 C, 0.41% 4/7/16 (Liquidity Facility Wells Fargo Bank NA), VRDN (a)	3,150	3,150
		44,665
Ohio - 0.6%
Alliance Hosp. Rev. (Alliance Obligated Group Proj.) Series 2003, 0.37% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	9,690	9,690
Oregon - 1.0%
Oregon Facilities Auth. Rev. (PeaceHealth Proj.) Series 2008 B, 0.41% 4/7/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,400	4,400
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,000	3,000
Oregon Health and Science Univ. Spl. Rev. Series 2012 B3, 0.37% 4/1/16, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,520	8,520
		15,920
Pennsylvania - 1.5%
Delaware County Auth. Hosp. Rev. (Crozer-Chester Med. Ctr. Proj.) Series 1996, 0.52% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	8,375	8,375
Indiana County Hosp. Auth. Series 2014 B, 0.43% 4/7/16, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev. (Willow Valley Retirement Proj.) Series 2009 B, 0.44% 4/7/16, LOC PNC Bank NA, VRDN (a)	455	455
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series B, 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	12,200	12,200
		24,430
Rhode Island - 0.3%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (New England Institute of Technology Proj.) Series 2008, 0.4% 4/7/16, LOC TD Banknorth, NA, VRDN (a)	4,830	4,830
South Carolina - 0.2%
South Carolina Jobs-Econ. Dev. Auth. (AnMed Health Proj.) Series 2009 A, 0.36% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,800	1,800
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) 0.52% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	2,500	2,500
		4,300
Tennessee - 1.5%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.43% 4/7/16, LOC Bank of America NA, VRDN (a)	1,895	1,895
Series 2005, 0.4% 4/1/16, LOC Bank of America NA, VRDN (a)	1,130	1,130
Johnson City Health & Edl. Hosp. Rev. (Mountain States Health Alliance Proj.) Series 2011 B, 0.4% 4/7/16, LOC PNC Bank NA, VRDN (a)	15,625	15,625
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Bonds Series 2001 B1, 0.67%, tender 10/27/16 (a)	4,000	4,000
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.5% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,500	2,500
		25,150
Texas - 7.9%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	3,400	3,400
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	2,995	2,995
Series Putters 3742, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	5,000	5,000
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	1,295	1,295
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.45% 4/7/16 (Liquidity Facility Wells Fargo & Co.) (a)(b)	10,708	10,708
Gulf Coast Indl. Dev. Auth. TX Rev. (ExxonMobil Proj.) Series 2012, 0.32% 4/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	28,600	28,600
Harris County Cultural Ed. Facilities Fin. Corp. Rev.:
Participating VRDN Series Putters 15 3, 0.35% 4/1/16 (Liquidity Facility JPMorgan Securities LLC) (a)(b)	1,100	1,100
Series 2014 D, 0.38% 4/7/16, VRDN (a)	2,200	2,200
Harris County Cultural Ed. Facilities Fin. Corp. Spl. Facilities Rev. (Texas Med. Ctr. Proj.) Series 2008 B1, 0.35% 4/1/16, LOC JPMorgan Chase Bank, VRDN (a)	4,610	4,610
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.44% 4/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)	40,000	40,000
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.53% 4/7/16, LOC JPMorgan Chase Bank, VRDN (a)	5,900	5,900
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (ExxonMobil Proj.) Series 2001 A, 0.34% 4/1/16 (Exxon Mobil Corp. Guaranteed), VRDN (a)	8,400	8,400
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.48% 4/7/16 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.36% 4/1/16, LOC TD Banknorth, NA, VRDN (a)	8,140	8,140
Univ. of Texas Permanent Univ. Fund Rev. Series 2008 A, 0.39% 4/7/16, VRDN (a)	3,200	3,200
		129,648
Utah - 0.2%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.38% 4/7/16, LOC Canadian Imperial Bank of Commerce, VRDN (a)	2,500	2,500
Riverton Hosp. Rev. Participating VRDN Series RBC ZF 0274, 0.47% 4/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	1,400	1,400
		3,900
Virginia - 0.3%
Albemarle County Indl. Dev. Auth. 0.42% 4/7/16, LOC Wells Fargo Bank NA, VRDN (a)	1,260	1,260
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.4% 4/1/16, LOC Bank of America NA, VRDN (a)	1,480	1,480
Fauquier County Indl. Dev. Auth. Rev. (Highland School Proj.) Series 2008, 0.4% 4/7/16, LOC Branch Banking & Trust Co., VRDN (a)	3,150	3,150
		5,890
Washington - 1.2%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.43% 4/7/16 (Liquidity Facility Citibank NA) (a)(b)	2,885	2,885
Washington Gen. Oblig. Participating VRDN:
Series 15 ZM0121, 0.45% 4/7/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)	1,250	1,250
Series Putters 3539, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,330	4,330
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.45% 4/7/16 (Liquidity Facility JPMorgan Chase Bank) (a)(b)	4,625	4,625
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(New Haven Apts. Proj.) Series 2009, 0.4% 4/7/16, LOC Fannie Mae, VRDN (a)	5,000	5,000
(The Cambridge Apts. Proj.) Series 2009, 0.4% 4/7/16, LOC Fannie Mae, VRDN (a)	1,200	1,200
		19,290
Wyoming - 0.1%
Uinta County Poll. Cont. Rev. (Chevron Corp. Proj.) Series 1993, 0.34% 4/1/16 (Chevron Corp. Guaranteed), VRDN (a)	1,500	1,500
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $927,516)		927,516

Other Municipal Debt - 29.4%
Alaska - 0.8%
Alaska Gen. Oblig. Bonds Series 2012 A, 5% 8/1/16	3,250	3,301
Anchorage Gen. Oblig. TAN 2% 9/15/16 (c)	7,000	7,047
North Slope Borough Gen. Oblig. Bonds:
Series 2006 A, 5% 6/30/16	1,000	1,011
Series 2013 A, 2% 6/30/16	1,010	1,014
		12,373
Arizona - 0.1%
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.05% 4/4/16, CP	1,400	1,400
California - 3.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Bonds 4% 5/1/16	9,275	9,304
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.46%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada) (a)	3,800	3,800
Series 2010 B, 0.46%, tender 5/2/16 (Liquidity Facility Royal Bank of Canada) (a)	2,600	2,600
Los Angeles County Gen. Oblig. TRAN 5% 6/30/16	9,240	9,347
Los Angeles Dept. of Wtr. & Pwr. Rev. 0.46% 4/28/16 (Liquidity Facility Wells Fargo Bank NA), CP	1,300	1,300
Los Angeles Gen. Oblig. TRAN 2% 6/30/16	23,000	23,095
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.55%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	1,400	1,400
		50,846
Colorado - 1.3%
Colorado Gen. Fdg. Rev. TRAN 1.75% 6/28/16	11,000	11,038
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.65%, tender 10/27/16 (a)	4,500	4,500
Series 2015 C, 0.65%, tender 10/27/16 (a)	5,200	5,200
		20,738
Connecticut - 0.5%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.52% 7/1/16 (a)	1,635	1,635
Series 2014 C, 4% 6/15/16	1,970	1,985
Series 2015 B, 2% 6/15/16	1,000	1,003
Series 2015 D, 0.48% 6/15/16 (a)	1,000	1,000
Series 2016 A, 3% 3/15/17	2,000	2,046
		7,669
District Of Columbia - 0.1%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1, 0.05% 4/5/16, LOC JPMorgan Chase Bank, CP	800	800
Florida - 2.0%
Florida Board of Ed. Pub. Ed. Cap. Outlay Bonds:
Series 2007 H, 5% 6/1/16	3,280	3,306
Series 2009 D, 5.5% 6/1/16	1,500	1,513
Florida Local Govt. Fin. Cmnty. Series 2011 A1, 0.1% 5/2/16, LOC JPMorgan Chase Bank, CP	2,400	2,400
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.65%, tender 10/27/16 (a)	10,000	10,000
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 0.7%, tender 10/27/16 (a)	1,000	1,000
Series 2014 A1, 0.65%, tender 10/27/16 (a)	3,800	3,800
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch) (a)(b)(d)	6,700	6,700
Tampa Health Sys. Rev. Bonds Series 2012 B, 0.48%, tender 10/27/16 (a)	4,800	4,800
		33,519
Georgia - 0.9%
Georgia Muni. Elec. Auth. Pwr. Rev. Series B, 0.05% 4/1/16, LOC TD Banknorth, NA, CP	3,000	3,000
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.46%, tender 6/1/16 (Liquidity Facility Royal Bank of Canada) (a)	9,135	9,135
Series 2010 A2, 0.48%, tender 8/1/16 (Liquidity Facility Royal Bank of Canada) (a)	2,900	2,900
		15,035
Illinois - 1.2%
Illinois Fin. Auth. Ed. Rev.:
0.04% 4/4/16, LOC PNC Bank NA, CP	1,500	1,500
0.08% 5/3/16, LOC PNC Bank NA, CP	1,500	1,500
0.1% 5/16/16, LOC PNC Bank NA, CP	1,500	1,500
Illinois Fin. Auth. Rev. Bonds (Hosp. Sister Svcs. Proj.):
Series 2012 H:
0.04% tender 4/4/16, CP mode	1,600	1,600
0.04% tender 4/4/16, CP mode	1,085	1,085
0.1% tender 5/16/16, CP mode	1,500	1,500
Series 2012 I:
0.04% tender 4/4/16, CP mode	1,600	1,600
0.05% tender 4/4/16, CP mode	2,400	2,400
0.1% tender 5/16/16, CP mode	1,500	1,500
Illinois Health Facilities Auth. Rev. Bonds (Advocate Health Care Proj.) Series 2003 A, 0.35%, tender 7/21/16 (a)	4,125	4,125
Illinois Unemployment Ins. Fund Bldg. Receipts Bonds Series 2012 A, 5% 6/15/16	1,465	1,479
		19,789
Indiana - 0.2%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (a)	2,500	2,554
Indianapolis Gas Util. Sys. Rev. 0.2% 4/5/16, LOC JPMorgan Chase Bank, CP	1,500	1,500
		4,054
Maryland - 0.6%
Baltimore County Gen. Oblig.:
Bonds 5% 8/1/16	3,500	3,555
0.05% 4/4/16 (Liquidity Facility Mizuho Bank Ltd.), CP	3,900	3,900
0.08% 5/2/16 (Liquidity Facility Mizuho Bank Ltd.), CP	3,000	3,000
		10,455
Massachusetts - 0.5%
Massachusetts Gen. Oblig. RAN Series 2015 A, 2% 4/27/16	8,500	8,511
Michigan - 1.8%
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.58%, tender 10/27/16 (a)	11,700	11,700
0.58%, tender 10/27/16 (a)	6,490	6,490
0.58%, tender 10/27/16 (a)	7,800	7,799
Univ. of Michigan Rev. Bonds Series 2009 B:
0.03% tender 4/1/16, CP mode	1,400	1,400
0.07% tender 4/12/16, CP mode	1,900	1,900
		29,289
Minnesota - 0.9%
Minnesota Gen. Oblig. Bonds:
Series 2010 E, 5% 8/1/16	1,675	1,701
Series 2014 A, 5% 8/1/16	4,645	4,718
Univ. of Minnesota Gen. Oblig. Series 2007 C, 0.03% 4/1/16, CP	1,600	1,600
Univ. of Minnesota Rev. Series 2005 A:
0.04% 4/4/16, CP	1,300	1,300
0.1% 5/2/16, CP	1,600	1,600
Univ. of Minnesota Spl. Purp. Rev. Bonds Series 2015 A, 2% 8/1/16	4,585	4,611
		15,530
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN 2% 6/1/16	1,100	1,103
Nebraska - 0.6%
Nebraska Pub. Pwr. District Rev. Series A:
0.05% 4/4/16, CP	1,500	1,500
0.06% 4/6/16, CP	1,200	1,200
0.13% 4/1/16, CP	1,400	1,400
0.17% 4/12/16, CP	900	900
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.09% 4/6/16, CP	900	900
0.15% 4/1/16, CP	800	800
0.45% 4/25/16, CP	3,500	3,500
		10,200
Nevada - 1.1%
Clark County School District Bonds:
Series 2007 A, 4% 6/15/16	3,600	3,627
Series 2012 A, 5% 6/15/16	1,200	1,211
Series 2014 B, 5.5% 6/15/16	1,885	1,905
Nevada Unemployment Compensation Fund Spl. Rev. Bonds Series 2013, 5% 6/1/16	8,485	8,553
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 2006 A, 0.11% 5/2/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,400	1,400
Series 2006 B, 0.06% 4/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
		17,696
New Jersey - 0.4%
Hudson County Gen. Oblig. BAN Series 2015, 2% 12/16/16	3,700	3,736
Passaic County Gen. Oblig. BAN Series 2015 A, 2% 12/13/16	2,700	2,728
		6,464
New York - 0.8%
Erie County Gen. Oblig. RAN Series 2015, 1.5% 6/30/16	1,900	1,905
New York City Gen. Oblig. Bonds Series 2015 C, 2% 8/1/16	5,135	5,162
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Bonds (New York City Muni. Wtr. Fin. Auth. Projs.) Series 2012 A, 5% 6/15/16	5,635	5,690
		12,757
North Carolina - 0.4%
Charlotte Gen. Oblig. Bonds 5% 7/1/16	4,520	4,574
Mecklenburg County Gen. Oblig. Bonds Series 2009 D, 0.65%, tender 10/27/16 (a)	800	800
North Carolina Gen. Oblig. Bonds Series 2010 A, 5% 5/1/16	1,000	1,004
		6,378
Ohio - 0.2%
Hamilton Ohio Elec. Rev. BAN Series 2015, 0.43% 9/27/16 (Ohio Gen. Oblig. Guaranteed)	900	900
Ohio Higher Edl. Facility Commission Rev. Bonds (The Cleveland Clinic Foundation Proj.) Series 2008 B5, 0.18% tender 5/4/16, CP mode	1,900	1,900
		2,800
Oklahoma - 0.3%
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series A:
0.04% 4/1/16, LOC State Street Bank & Trust Co., Boston, CP	500	500
0.04% 4/1/16, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.11% 5/2/16, LOC State Street Bank & Trust Co., Boston, CP	1,000	1,000
0.14% 5/2/16, LOC State Street Bank & Trust Co., Boston, CP	500	500
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 0.75%, tender 10/27/16 (a)	1,800	1,800
		4,800
Oregon - 0.2%
Oregon Gen. Oblig. Bonds Series 2011 L, 5% 5/1/16	1,000	1,004
Portland Swr. Sys. Rev. Bonds Series 2015 A, 5% 6/1/16	2,700	2,721
		3,725
Pennsylvania - 2.5%
Pennsylvania Econ. Dev. Fin. Auth. Unemployment Compensation Rev. Bonds Series 2012 A, 5% 7/1/16	29,760	30,117
Philadelphia Gen. Oblig. TRAN Series 2015 A, 2% 6/30/16	11,600	11,651
		41,768
South Carolina - 0.4%
Anderson County School District #5 Gen. Oblig. BAN 1.5% 4/15/16	1,600	1,601
Greenville County School District Bonds 2% 6/1/16	5,500	5,516
		7,117
Tennessee - 0.1%
Tennessee Gen. Oblig. Bonds Series 2009 A, 5% 5/1/16	1,255	1,260
Texas - 5.0%
Austin Elec. Util. Sys. Rev. Series A:
0.05% 4/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,680	6,680
0.06% 4/4/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	6,200	6,200
0.06% 4/6/16, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,000	1,000
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds (Texas Children's Hosp. Proj.):
Series 2010, 5% 10/1/16	1,295	1,324
Series 2015 2, 0.6%, tender 10/27/16 (a)	2,900	2,900
Harris County Gen. Oblig. Series D, 0.06% 4/7/16 (Liquidity Facility JPMorgan Chase Bank), CP	1,300	1,300
Harris County Metropolitan Trans. Auth. Series A1:
0.06% 4/14/16 (Liquidity Facility JPMorgan Chase Bank), CP	2,700	2,700
0.17% 4/19/16 (Liquidity Facility JPMorgan Chase Bank), CP	2,000	2,000
Houston Gen. Oblig. TRAN:
Series 2015, 1% 6/30/16	1,600	1,602
2% 6/30/16	1,100	1,104
2.25% 6/30/16	1,100	1,105
Houston Util. Sys. Rev. Bonds 4% 5/15/16	10,000	10,046
Lewisville Independent School District Bonds Series 2012 A, 4% 8/15/16 (Permanent School Fund of Texas Guaranteed)	2,360	2,392
Lower Colorado River Auth. Rev.:
Series A:
0.04% 4/4/16, LOC JPMorgan Chase Bank, CP	2,000	2,000
0.1% 5/17/16, LOC JPMorgan Chase Bank, CP	1,300	1,300
0.08% 5/2/16, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	1,100	1,100
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2007 B, 5% 2/1/17	1,000	1,037
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 0.6%, tender 10/27/16 (a)	8,400	8,400
Series 2013 B, 0.6%, tender 10/27/16 (a)	1,800	1,800
Texas Gen. Oblig. Bonds Series 2009 A, 5% 10/1/16	4,550	4,653
Texas Pub. Fin. Auth. Rev. Bonds Series 2014 A, 5% 7/1/16	6,655	6,735
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2006 A, 4.5% 4/1/16	2,085	2,085
Univ. of Texas Board of Regents Sys. Rev. Series A:
0.12% 4/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	7,800	7,800
0.29% 5/6/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,200	1,200
0.32% 6/8/16 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	1,100	1,100
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.06% 4/7/16, CP	1,500	1,500
Upper Trinity Reg'l. Wtr. District 0.1% 5/16/16, LOC Bank of America NA, CP	1,700	1,700
		82,763
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series 2007 A, 5% 7/1/16	1,500	1,517
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.55%, tender 5/5/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	5,530	5,530
Utah Gen. Oblig. Bonds Series 2009 C, 5% 7/1/16	5,000	5,060
		12,107
Virginia - 0.7%
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2012 C, 0.58%, tender 9/26/16 (a)	5,090	5,090
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds (Sentara Healthcare Proj.):
Series 2010 B, 0.6%, tender 10/27/16 (a)	2,790	2,790
Series 2012 A, 0.6%, tender 10/27/16 (a)	1,495	1,495
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.06% 4/5/16, CP	2,200	2,200
		11,575
Washington - 0.8%
Energy Northwest Elec. Rev. Bonds:
Series 2014 A, 3% 7/1/16	3,240	3,262
5% 7/1/16	4,535	4,589
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.55%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	600	600
Washington Gen. Oblig. Bonds:
Series 2013 E, 5% 2/1/17	1,000	1,037
Series R 2016 A, 5% 7/1/16	1,185	1,199
Series WF 11-16C, 0.55%, tender 5/19/16 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(d)	2,500	2,500
		13,187
Wisconsin - 1.1%
Wisconsin Gen. Oblig.:
Bonds:
Series 2006 A, 5% 5/1/16	1,770	1,777
Series 2014 2, 4% 5/1/16	2,500	2,508
Series 2006 A, 0.18% 4/6/16 (Liquidity Facility BMO Harris Bank NA), CP	2,400	2,400
Wisconsin Health & Edl. Facilities Bonds:
Series 2013 B, 0.58%, tender 10/27/16 (a)	4,190	4,190
Series 2014 B1, 0.6%, tender 10/27/16 (a)	2,900	2,900
Wisconsin Trans. Rev.:
Series 1997 A, 0.06% 4/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,100	1,100
Series 2006 A, 0.06% 4/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	601	601
Series 2013 A:
0.04% 4/1/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,765	1,765
0.07% 4/7/16 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,100	1,100
		18,341
TOTAL OTHER MUNICIPAL DEBT
(Cost $484,049)		484,049
	Shares (000s)	Value (000s)

Investment Company - 12.3%
Fidelity Tax-Free Cash Central Fund, 0.33% (e)(f)
(Cost $203,155)	203,155	203,155
TOTAL INVESTMENT PORTFOLIO - 97.9%
(Cost $1,614,720)		1,614,720
NET OTHER ASSETS (LIABILITIES) - 2.1%		34,125
NET ASSETS - 100%		$1,648,845

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Provides evidence of ownership in one or more underlying municipal bonds.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,730,000 or 1.0% of net assets.

 (e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.55%, tender 6/2/16 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
RBC Muni. Products, Inc. Trust Bonds Series RBC E 64, 0.53%, tender 7/1/16 (Liquidity Facility Royal Bank of Canada New York Branch)	3/31/16	$6,700
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.55%, tender 5/5/16 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.55%, tender 5/12/16 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.55%, tender 5/19/16 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$57
Total	$57

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,411,565)	$1,411,565
Fidelity Central Funds (cost $203,155)	203,155
Total Investments (cost $1,614,720)		$1,614,720
Cash		299
Receivable for investments sold		54,820
Receivable for fund shares sold		22
Interest receivable		3,397
Distributions receivable from Fidelity Central Funds		23
Prepaid expenses		3
Receivable from investment adviser for expense reductions		61
Other receivables		48
Total assets		1,673,393
Liabilities
Payable for investments purchased
Regular delivery	$15,015
Delayed delivery	7,047
Payable for fund shares redeemed	2,121
Distributions payable	32
Accrued management fee	221
Other affiliated payables	21
Other payables and accrued expenses	91
Total liabilities		24,548
Net Assets		$1,648,845
Net Assets consist of:
Paid in capital		$1,648,845
Net Assets		$1,648,845
Class I:
Net Asset Value, offering price and redemption price per share ($1,428,873 ÷ 1,426,916 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($761 ÷ 759 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($215,369 ÷ 215,085 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($3,842 ÷ 3,836 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Interest		$1,545
Income from Fidelity Central Funds		57
Total income		1,602
Expenses
Management fee	$3,405
Transfer agent fees	1,460
Distribution and service plan fees	762
Accounting fees and expenses	229
Custodian fees and expenses	22
Independent trustees' compensation	11
Registration fees	106
Audit	45
Legal	7
Miscellaneous	24
Total expenses before reductions	6,071
Expense reductions	(4,756)	1,315
Net investment income (loss)		287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	443
Capital gain distributions from underlying funds	16
Total net realized gain (loss)		459
Net increase in net assets resulting from operations		$746

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$287	$234
Net realized gain (loss)	459	1,005
Net increase in net assets resulting from operations	746	1,239
Distributions to shareholders from net investment income	(287)	(234)
Distributions to shareholders from net realized gain	(1,814)	(452)
Total distributions	(2,101)	(686)
Share transactions - net increase (decrease)	(817,108)	117,947
Total increase (decrease) in net assets	(818,463)	118,500
Net Assets
Beginning of period	2,467,308	2,348,808
End of period	$1,648,845	$2,467,308

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	(.001)	–A	–A	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.22%	.22%	.22%	.22%	.22%
Expenses net of fee waivers, if any	.05%	.06%	.11%	.18%	.16%
Expenses net of all reductions	.05%	.06%	.10%	.17%	.15%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,429	$2,166	$2,055	$2,342	$3,160

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class II

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	(.001)	–A	–A	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.37%	.37%	.37%	.37%	.37%
Expenses net of fee waivers, if any	.06%	.06%	.11%	.17%	.15%
Expenses net of all reductions	.05%	.06%	.10%	.17%	.15%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1	$12	$12	$12	$15

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Class III

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	–	–	–	–	–
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income A	–	–	–	–	–
Distributions from net realized gain	(.001)	–A	–A	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.47%	.47%	.47%	.47%
Expenses net of fee waivers, if any	.06%	.06%	.11%	.17%	.16%
Expenses net of all reductions	.06%	.06%	.10%	.17%	.16%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$215	$285	$275	$323	$240

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Tax-Exempt Portfolio Select Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)	.001	–A	–A	–A	–A
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment incomeA	–	–	–	–	–
Distributions from net realized gain	(.001)	–A	–A	–	–
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.08%	.03%	.02%	.01%	.01%
Ratios to Average Net AssetsC,D
Expenses before reductions	.27%	.27%	.27%	.27%	.27%
Expenses net of fee waivers, if any	.06%	.06%	.11%	.18%	.17%
Expenses net of all reductions	.06%	.06%	.11%	.18%	.17%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$4	$4	$7	$8	$15

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	36.0	52.5	45.1
8 - 30	22.3	17.9	16.8
31 - 60	9.1	8.8	8.9
61 - 90	16.4	5.8	6.2
91 - 180	14.2	13.7	17.6
> 180	2.0	1.3	5.4

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Government Portfolio	45 Days	34 Days	49 Days
All Taxable Money Market Funds Average(a)	38 Days	35 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Government Portfolio	95 Days	89 Days	103 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Treasury Debt	24.7%
Government Agency Debt	47.9%
Repurchase Agreements	28.9%
Net Other Assets (Liabilities)*	(1.5)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of September 30, 2015
Treasury Debt	3.3%
Government Agency Debt	46.9%
Repurchase Agreements	50.9%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	3/31/16	12/31/15	9/30/15	6/30/15	3/31/15
Class I	0.23%	0.12%	0.01%	0.01%	0.01%
Class II	0.08%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.18%	0.07%	0.01%	0.01%	0.01%
Institutional Class	0.27%	0.16%	0.02%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2016, the most recent period shown in the table, would have been 0.20% for Class I, 0.05% for Class II, -0.04% for Class III, 0.15% for Select Class and 0.23% for Institutional Class.

Government Portfolio

Investments March 31, 2016

Showing Percentage of Net Assets

Treasury Debt - 24.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.8%
U.S. Treasury Notes
4/15/16	0.35 to 0.37%	$1,202,547	$1,203,120
U.S. Treasury Obligations - 21.9%
U.S. Treasury Bills
5/5/16 to 9/15/16	0.29 to 0.51	4,608,000	4,602,533
U.S. Treasury Bonds
5/15/16	0.29 to 0.39	207,000	208,723
U.S. Treasury Notes
4/15/16 to 9/30/16	0.25 to 0.56 (b)	4,836,000	4,846,166
			9,657,422
TOTAL TREASURY DEBT
(Cost $10,860,542)			10,860,542

Government Agency Debt - 47.9%
Federal Agencies - 47.9%
Fannie Mae
6/1/16 to 9/15/16	0.40 to 0.54	325,696	327,144
Federal Farm Credit Bank
4/6/16 to 6/9/17	0.40 to 0.57 (b)(c)	2,805,900	2,805,765
Federal Home Loan Bank
4/4/16 to 4/5/17	0.26 to 0.60 (b)	14,771,890	14,769,255
Freddie Mac
4/7/16 to 4/20/17	0.33 to 0.75 (b)	3,201,454	3,199,516
TOTAL GOVERNMENT AGENCY DEBT
(Cost $21,101,680)			21,101,680

Government Agency Repurchase Agreement - 12.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account:
at 0.31% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	$2,454,350	$2,454,329
at 0.31% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	467,864	467,860
With:
Citibank NA at:
0.33%, dated 3/29/16 due 4/5/16 (Collateralized by U.S. Treasury Obligations valued at $46,166,051, 0.13% - 3.13%, 7/31/17 - 5/15/45)	45,003	45,000
0.34%, dated 3/29/16 due 4/5/16 (Collateralized by U.S. Treasury Obligations valued at $277,447,904, 0.00% - 8.00%, 3/19/18 - 11/01/45)	272,018	272,000
ING Financial Markets LLC at:
0.43%, dated:
2/17/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $38,781,091, 3.50%, 12/01/42)	38,041	38,000
2/23/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $23,472,090, 4.00%, 11/01/31)	23,010	23,000
2/24/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $38,776,832, 3.50%, 12/01/42)	38,041	38,000
3/8/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $68,361,086, 3.50% - 4.50%, 8/01/40 - 11/01/44)	67,072	67,000
0.44%, dated:
3/10/16 due 5/5/16-:
(Collateralized by U.S. Government Obligations valued at $69,380,412, 3.50% - 5.50%, 5/01/40 - 6/01/42)	68,074	68,000
(Collateralized by U.S. Government Obligations valued at $52,034,427, 3.50%, 8/01/42 - 12/01/42)	51,056	51,000
3/11/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $64,278,306, 3.50%, 6/01/42 - 8/01/45)	63,069	63,000
3/14/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $88,762,221, 3.00% - 4.00%, 1/01/29 - 4/01/44)	87,094	87,000
3/15/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $52,032,252, 3.50%, 8/01/42 - 9/01/42)	51,056	51,000
3/16/16 due 5/5/16 (Collateralized by U.S. Government Obligations valued at $53,053,577, 3.50% - 4.50%, 11/01/26 - 9/01/42)	52,057	52,000
Merrill Lynch, Pierce, Fenner & Smith at 0.36%, dated 2/18/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $231,639,562, 2.29% - 4.00%, 12/20/26 - 3/20/65)	227,136	227,000
Mizuho Securities U.S.A., Inc. at 0.4%, dated 2/10/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $73,481,628, 2.00%, 10/31/21)	72,071	72,000
RBC Capital Markets Corp. at:
0.36%, dated:
2/9/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $73,478,189, 2.02% - 5.50%, 9/01/26 - 3/01/46)	72,045	72,000
2/10/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $73,477,454, 2.50% - 4.50%, 4/01/27 - 3/01/46)	72,047	72,000
2/11/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $73,476,720, 2.09% - 5.00%, 5/01/19 - 3/01/46)	72,048	72,000
3/11/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $70,399,024, 1.50% - 6.08%, 4/01/27 - 3/01/46)	69,021	69,000
0.38%, dated:
3/2/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $57,168,910, 0.94% - 8.50%, 9/25/20 - 3/01/46)	56,036	56,000
3/3/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $121,475,074, 0.94% - 6.00%, 12/01/19 - 3/01/46)	119,078	119,000
0.39%, dated:
2/16/16 due 4/7/16-:
(Collateralized by U.S. Government Obligations valued at $74,496,300, 2.27% - 5.00%, 4/01/27 - 3/01/46)	73,071	73,000
(Collateralized by U.S. Government Obligations valued at $74,626,977, 1.88% - 5.00%, 11/15/26 - 4/01/46)	73,071	73,000
2/17/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $77,577,639, 2.00% - 8.50%, 9/25/21 - 3/01/46)	76,074	76,000
2/18/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $40,819,805, 2.50% - 5.00%, 6/01/28 - 3/01/46)	40,041	40,000
Wells Fargo Securities, LLC at:
0.34%, dated:
3/29/16 due 4/5/16 (Collateralized by U.S. Government Obligations valued at $280,167,939, 0.74% - 3.00%, 3/15/43 - 3/25/46)	272,018	272,000
3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $46,350,438, 0.78% - 3.50%, 2/15/33 - 3/25/46)	45,003	45,000
0.45%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $43,907,150, 4.00%, 10/01/45 - 2/01/46)	43,049	43,000
1/7/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $95,981,873, 3.50% - 4.50%, 2/01/31 - 4/01/46)	94,107	94,000
1/11/16 due 4/11/16 (Collateralized by U.S. Government Obligations valued at $28,588,917, 4.00%, 3/01/46)	28,032	28,000
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $5,280,189)		5,280,189

Treasury Repurchase Agreement - 16.9%
With:
Federal Reserve Bank of New York at 0.25%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $5,471,038,081, 1.38% - 8.13%, 5/31/20 - 8/15/29)	5,471,038	5,471,000
Mizuho Securities U.S.A., Inc. at:
0.31%, dated 3/30/16 due 4/6/16 (Collateralized by U.S. Treasury Obligations valued at $114,634,459, 2.25%, 11/15/24)	113,007	113,000
0.32%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $164,280,830, 0.63% - 1.63%, 10/15/16 - 3/31/19)	161,001	161,000
Prudential Insurance Co. of America at 0.3%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $431,911,148, 1.00% - 8.13%, 7/31/19 - 5/15/25)	423,425	423,422
Royal Bank of Canada at 0.32%, dated 3/31/16 due 4/1/16:
(Collateralized by U.S. Treasury Obligations valued at $527,476,474, 2.88%, 8/15/45)	512,005	512,000
(Collateralized by U.S. Treasury Obligations valued at $19,577,256, 3.63%, 8/15/43)	19,000	19,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.38%, dated:
3/8/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $142,900,478, 3.00%, 2/28/17)	140,438	140,387
3/18/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $151,493,615, 2.13%, 8/31/20)	148,692	148,637
0.39%, dated:
3/22/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $156,903,459, 2.63% - 3.75%, 11/15/18 - 8/15/20)	154,699	154,640
3/28/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $154,192,377, 0.50% - 3.25%, 6/15/16 - 3/31/17)	151,416	151,359
3/29/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $159,946,550, 3.75%, 11/15/18)	158,760	158,709
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $7,453,154)		7,453,154
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $44,695,565)		44,695,565
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(639,823)
NET ASSETS - 100%		$44,055,742

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,454,329,000 due 4/01/16 at 0.31%
BNP Paribas Securities Corp.	$430,011
Bank of America NA	506,877
Citibank NA	87,778
Credit Agricole CIB New York Branch	146,297
HSBC Securities (USA), Inc.	203,920
ING Financial Markets LLC	24,670
J.P. Morgan Securities, Inc.	116,751
Mizuho Securities USA, Inc.	61,961
Societe Generale	194,776
Wells Fargo Securities LLC	681,288
$2,454,329
$467,860,000 due 4/01/16 at 0.31%
Bank of Nova Scotia	8,568
Citibank NA	60,454
HSBC Securities (USA), Inc.	116,712
J.P. Morgan Securities, Inc.	80,605
Merrill Lynch, Pierce, Fenner & Smith, Inc.	56,431
Wells Fargo Securities LLC	145,090
$467,860

See accompanying notes which are an integral part of the financial statements.

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $12,733,343) — See accompanying schedule: Unaffiliated issuers (cost $44,695,565)		$44,695,565
Receivable for fund shares sold		400,829
Interest receivable		33,887
Prepaid expenses		24
Receivable from investment adviser for expense reductions		977
Other receivables		393
Total assets		45,131,675
Liabilities
Payable for investments purchased
Regular delivery	$857,656
Delayed delivery	185,990
Payable for fund shares redeemed	21,426
Distributions payable	3,390
Accrued management fee	4,690
Distribution and service plan fees payable	411
Other affiliated payables	1,789
Other payables and accrued expenses	581
Total liabilities		1,075,933
Net Assets		$44,055,742
Net Assets consist of:
Paid in capital		$44,056,943
Distributions in excess of net investment income		(397)
Accumulated undistributed net realized gain (loss) on investments		(804)
Net Assets		$44,055,742
Class I:
Net Asset Value, offering price and redemption price per share ($22,046,743 ÷ 22,037,765 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($484,949 ÷ 485,011 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,957,424 ÷ 1,956,221 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($285,911 ÷ 285,794 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($19,280,715 ÷ 19,280,243 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Interest		$65,708
Expenses
Management fee	$38,650
Transfer agent fees	15,346
Distribution and service plan fees	5,463
Accounting fees and expenses	1,476
Custodian fees and expenses	136
Independent trustees' compensation	113
Registration fees	343
Audit	69
Legal	56
Interest	1
Miscellaneous	246
Total expenses before reductions	61,899
Expense reductions	(17,872)	44,027
Net investment income (loss)		21,681
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		145
Total net realized gain (loss)		145
Net increase in net assets resulting from operations		$21,826

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,681	$1,659
Net realized gain (loss)	145	241
Net increase in net assets resulting from operations	21,826	1,900
Distributions to shareholders from net investment income	(20,503)	(2,610)
Share transactions - net increase (decrease)	19,868,899	(1,383,243)
Total increase (decrease) in net assets	19,870,222	(1,383,953)
Net Assets
Beginning of period	24,185,520	25,569,473
End of period (including distributions in excess of net investment income of $397 and distributions in excess of net investment income of $624, respectively)	$44,055,742	$24,185,520

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.06%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.16%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.16%	.11%	.11%	.18%	.15%
Net investment income (loss)	.08%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$22,047	$19,333	$22,569	$21,579	$24,822

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class II

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.02%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.20%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.20%	.11%	.11%	.18%	.15%
Net investment income (loss)	.04%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$485	$539	$356	$642	$827

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Class III

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.21%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.21%	.11%	.11%	.18%	.15%
Net investment income (loss)	.03%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,957	$2,120	$2,266	$1,709	$2,027

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Select Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.17%	.11%	.11%	.18%	.15%
Expenses net of all reductions	.17%	.11%	.11%	.18%	.15%
Net investment income (loss)	.07%	- %D	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$286	$686	$378	$669	$519

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Government Portfolio Institutional Class

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.001	–B
Distributions from net investment income	(.001)	–B
Total distributions	(.001)	–B
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.08%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%F
Expenses net of fee waivers, if any	.14%	.11%F
Expenses net of all reductions	.14%	.11%F
Net investment income (loss)	.10%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$19,281	$1,508

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	59.9	45.2	36.8
8 - 30	16.1	21.8	16.6
31 - 60	16.0	9.8	7.4
61 - 90	6.0	15.6	18.4
91 - 180	2.0	7.6	18.8
> 180	0.0	0.0	2.0

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Money Market Portfolio	18 Days	29 Days	47 Days
All Taxable Money Market Funds Average(a)	38 Days	35 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Money Market Portfolio	29 Days	60 Days	85 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Certificates of Deposit	34.6%
Commercial Paper	8.9%
Variable Rate Demand Notes (VRDNs)	0.1%
Treasury Debt	4.6%
Government Agency Debt	1.3%
Other Instruments	19.0%
Repurchase Agreements	30.9%
Net Other Assets (Liabilities)	0.6%

As of September 30, 2015
Certificates of Deposit	47.9%
Commercial Paper	8.8%
Variable Rate Demand Notes (VRDNs)	0.1%
Other Notes	0.7%
Government Agency Debt	1.2%
Other Instruments	1.3%
Repurchase Agreements	40.2%
Net Other Assets (Liabilities)*	(0.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	3/31/16	12/31/15	9/30/15	6/30/15	3/31/15
Class I	0.35%	0.28%	0.13%	0.10%	0.10%
Class II	0.20%	0.13%	0.01%	0.01%	0.01%
Class III	0.10%	0.04%	0.01%	0.01%	0.01%
Select Class	0.30%	0.23%	0.08%	0.05%	0.05%
Class F	0.39%	0.32%	0.17%	0.14%	0.14%
Institutional Class	0.39%	0.32%	0.17%	0.14%	0.14%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2016, the most recent period shown in the table, would have been 0.32% for Class I, 0.18% for Class II, 0.08% for Class III, 0.27% for Select Class, 0.38% for Class F and 0.35% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Money Market Portfolio

Investments March 31, 2016

Showing Percentage of Net Assets

Certificate of Deposit - 34.6%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.7%
Wells Fargo Bank NA
4/6/16	0.65 (b)%	$771,000	$771,000
London Branch, Eurodollar, Foreign Banks - 3.0%
Mitsubishi UFJ Trust & Banking Corp.
4/26/16 to 4/28/16	0.70	150,000	149,924
Mizuho Bank Ltd. Ldn
6/17/16 to 7/1/16	0.69 to 0.74	370,000	369,386
Sumitomo Mitsui Trust Bank Ltd.
5/16/16 to 6/9/16	0.70 to 0.83	863,000	862,845
			1,382,155
New York Branch, Yankee Dollar, Foreign Banks - 29.9%
Bank of Montreal Chicago CD Program
5/13/16 to 6/10/16	0.60 to 0.61 (b)	777,000	777,000
Bank of Nova Scotia
4/19/16 to 7/25/16	0.60 to 0.83 (b)	1,037,000	1,037,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
4/4/16 to 6/15/16	0.38 to 0.72	940,000	940,000
BNP Paribas New York Branch
4/1/16	0.64	355,000	355,000
Canadian Imperial Bank of Commerce
4/20/16 to 7/22/16	0.61 to 0.77 (b)	1,435,000	1,435,000
Credit Agricole CIB
5/5/16 to 5/9/16	0.63 to 0.71	600,000	600,000
Credit Suisse
5/17/16	0.74 (b)	200,000	200,000
Dg Bank New York Brh Institutional Cd Be
4/18/16	0.53	300,000	300,000
Mitsubishi UFJ Trust & Banking Corp.
5/19/16 to 5/26/16	0.50 to 0.52	681,000	681,035
Mizuho Corporate Bank Ltd.
4/1/16 to 5/23/16	0.40 to 0.70	1,520,000	1,520,000
Natexis Banques Populaires New York Branch
5/2/16 to 5/25/16	0.63 to 0.64	782,000	782,022
Sumitomo Mitsui Banking Corp.
4/1/16 to 5/26/16	0.40 to 0.70	2,319,500	2,319,502
Sumitomo Mitsui Trust Bank Ltd.
4/5/16 to 5/23/16	0.37 to 0.72	1,033,500	1,033,567
Toronto-Dominion Bank
5/19/16	0.50	500,000	500,000
Toronto-Dominion Bank New York Branch
4/11/16 to 4/12/16	0.61 to 0.62 (b)	835,000	835,000
UBS AG
5/31/16 to 9/9/16	0.60 to 0.85 (b)	290,000	290,020
			13,605,146
TOTAL CERTIFICATE OF DEPOSIT
(Cost $15,758,301)			15,758,301

Financial Company Commercial Paper - 5.9%
BNP Paribas Fortis
5/20/16	0.50	600,000	599,592
BNP Paribas New York Branch
5/18/16 to 6/2/16	0.50 to 0.65	550,000	549,571
Credit Suisse AG
6/1/16 to 8/2/16	0.70 to 1.01	450,000	449,132
JPMorgan Securities LLC
4/8/16	0.75	330,000	329,952
Mitsubishi UFJ Trust & Banking Corp.
4/11/16	0.44	500,000	499,939
Sumitomo Trust & Banking Co. Ltd.
6/30/16	0.65	75,000	74,878
Toronto Dominion Holdings (U.S.A.)
4/13/16	0.60	168,000	167,966
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,671,030)			2,671,030

Asset Backed Commercial Paper - 1.3%
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)

5/4/16	0.48	350,000	349,846
5/5/16	0.48	121,000	120,945
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
4/1/16	0.45	100,000	100,000
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $570,791)			570,791

Other Commercial Paper - 1.7%
Ascension Health
5/3/16 to 5/5/16	0.55	140,407	140,336
BPCE SA
6/6/16	0.67	160,000	159,803
UnitedHealth Group, Inc.
4/1/16 to 4/7/16	0.53 to 0.61	485,000	484,972
TOTAL OTHER COMMERCIAL PAPER
(Cost $785,111)			785,111

Treasury Debt - 4.6%
U.S. Treasury Inflation Protected Obligations - 3.3%
U.S. Treasury Notes
4/15/16	0.35 to 0.37	1,477,975	1,478,680
U.S. Treasury Obligations - 1.3%
U.S. Treasury Notes
6/15/16 to 1/31/18	0.38 to 0.57 (b)	610,000	609,988
TOTAL TREASURY DEBT
(Cost $2,088,668)			2,088,668

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/16
(Cost $67,000)	0.43 (b)	67,000	67,000

Government Agency Debt - 1.3%
Federal Agencies - 1.3%
Fannie Mae
1/26/17	0.45 (b)	210,000	209,982
Freddie Mac
4/20/17	0.44 (b)	358,000	357,942
TOTAL GOVERNMENT AGENCY DEBT
(Cost $567,924)			567,924

Other Instrument - 19.0%
Time Deposits - 19.0%
Bank of New York Mellon (TD)
4/1/16	0.27	1,105,000	1,105,000
Credit Agricole CIB
4/1/16	0.30	1,161,553	1,161,553
Natixis SA
4/1/16	0.33	1,322,000	1,322,000
Nordea Bank AB
4/1/16	0.35	1,323,000	1,323,000
Skandinaviska Enskilda Banken AB
4/1/16	0.34 to 0.35	654,000	654,000
Svenska Handelsbanken AB
4/1/16	0.27 to 0.32	1,309,000	1,309,000
Swedbank AB
4/1/16	0.35	1,763,000	1,763,000
TOTAL OTHER INSTRUMENT
(Cost $8,637,553)			8,637,553

Government Agency Repurchase Agreement - 6.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account:
at 0.31% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	$2,643,273	$2,643,250
at 0.31% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	92,758	92,757
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $2,736,007)		2,736,007

Treasury Repurchase Agreement - 14.3%
With Federal Reserve Bank of New York at 0.25%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $6,495,045,186, 2.00%, 2/15/23)
(Cost $6,495,000)	6,495,045	6,495,000

Other Repurchase Agreement - 10.6%
Other Repurchase Agreement - 10.6%
With:
Citibank NA at 1.59%, dated 2/1/16 due 8/3/16:
(Collateralized by Corporate Obligations valued at $244,349,590, 0.41% - 14.73%, 3/15/19 - 11/25/54)(b)(c)	227,837	226,000
(Collateralized by Corporate Obligations valued at $27,029,822, 0.88% - 1.78%, 5/25/37 - 11/20/46)(b)(c)	25,203	25,000
Citigroup Global Markets, Inc. at 1.59%, dated 2/18/16 due 8/3/16 (Collateralized by Corporate Obligations valued at $57,303,222, 0.66% - 2.82%, 5/25/36 - 12/06/50) (b)(c)	53,391	53,000
Credit Suisse Securities (U.S.A.) LLC at:
0.62%, dated 3/30/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $125,662,315, 0.27% - 3.25%, 4/16/46 - 5/16/55)	122,015	122,000
1.2%, dated 3/31/16 due 6/17/16 (Collateralized by Corporate Obligations valued at $529,427,677, 0.00% - 14.75%, 12/01/16 - 4/20/65)	501,300	500,000
HSBC Securities, Inc. at 0.4%, dated 3/31/16 due 4/1/16 (Collateralized by Corporate Obligations valued at $262,502,224, 2.00% - 8.88%, 5/15/16 - 10/19/75)	250,003	250,000
ING Financial Markets LLC at 0.4%, dated 3/31/16 due 4/1/16 (Collateralized by Equity Securities valued at $172,802,220)	160,002	160,000
J.P. Morgan Securities, LLC at:
0.35%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $252,933,408, 0.00% - 5.85%, 6/24/16 - 3/20/46)	247,002	247,000
0.51%, dated 3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $207,033,953, 0.73% - 4.50%, 4/20/41 - 11/20/45)	201,020	201,000
1.29%, dated 2/17/16 due 6/29/16 (Collateralized by Mortgage Loan Obligations valued at $216,330,822, 0.61% - 6.14%, 8/25/34 - 3/12/51) (b)(c)	200,953	200,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.4%, dated 3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $430,551,763, 2.62% - 11.08%, 10/25/22 - 1/01/46)	421,033	421,000
0.72%, dated 3/31/16 due 4/1/16 (Collateralized by Corporate Obligations valued at $526,118,951, 0.00% - 6.14%, 7/19/16 - 9/15/65)	503,011	503,000
1.3%, dated 1/11/16 due 5/11/16 (Collateralized by Commercial Paper valued at $65,290,418, 4/01/16 - 5/17/16)	62,271	62,000
1.35%, dated:
1/14/16 due 5/13/16 (Collateralized by Equity Securities valued at $178,721,235)	165,743	165,000
3/18/16 due 6/16/16:
(Collateralized by Equity Securities valued at $242,028,083)	224,756	224,000
(Collateralized by Equity Securities valued at $259,336,080)	240,810	240,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.65%, dated 3/30/16 due 4/7/16 (Collateralized by Corporate Obligations valued at $46,374,982, 0.00% - 8.00%, 5/01/16 - 1/01/49)	43,011	43,000
Mizuho Securities U.S.A., Inc. at:
0.38%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $250,292,642, 0.00% - 7.27%, 10/25/20 - 12/20/65)	243,003	243,000
0.6%, dated:
3/21/16 due 4/4/16 (Collateralized by Equity Securities valued at $43,207,942)	40,009	40,000
3/22/16 due 4/5/16 (Collateralized by Equity Securities valued at $43,189,864)	40,009	40,000
3/23/16 due 4/6/16 (Collateralized by Equity Securities valued at $53,707,697)	50,012	50,000
0.77%, dated 3/24/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $20,603,525, 3.50% - 6.17%, 6/15/41 - 3/15/44)	20,006	20,000
RBC Capital Markets Co. at:
0.56%, dated 3/23/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $122,273,756, 0.00% - 10.84%, 9/15/26 - 9/25/55)	119,054	119,000
0.65%, dated 1/22/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $175,034,038, 0.00% - 24.86%, 10/01/21 - 3/01/46)	170,289	170,000
0.78%, dated:
2/29/16 due 4/7/16 (Collateralized by Municipal Bond Obligations valued at $46,552,761, 5.00%, 8/15/31 - 12/01/44)	44,088	44,000
3/1/16 due 4/7/16 (Collateralized by Municipal Bond Obligations valued at $92,866,490, 4.00% - 5.00%, 7/01/37 - 2/01/40)	88,175	88,000
Wells Fargo Securities, LLC at 0.57%, dated 3/28/16 due 4/4/16 (Collateralized by Equity Securities valued at $409,345,959)	379,042	379,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,835,000)		4,835,000
TOTAL INVESTMENT PORTFOLIO - 99.4%
(Cost $45,212,385)		45,212,385
NET OTHER ASSETS (LIABILITIES) - 0.6%		294,834
NET ASSETS - 100%		$45,507,219

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$2,643,250,000 due 4/01/16 at 0.31%
BNP Paribas Securities Corp.	$463,111
Bank of America NA	545,893
Citibank NA	94,535
Credit Agricole CIB New York Branch	157,559
HSBC Securities (USA), Inc.	219,617
ING Financial Markets LLC	26,569
J.P. Morgan Securities, Inc.	125,738
Mizuho Securities USA, Inc.	66,731
Societe Generale	209,769
Wells Fargo Securities LLC	733,728
$2,643,250
$92,757,000 due 4/01/16 at 0.31%
Bank of Nova Scotia	1,699
Citibank NA	11,985
HSBC Securities (USA), Inc.	23,139
J.P. Morgan Securities, Inc.	15,981
Merrill Lynch, Pierce, Fenner & Smith, Inc.	11,188
Wells Fargo Securities LLC	28,765
$92,757

See accompanying notes which are an integral part of the financial statements.

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $14,066,007) — See accompanying schedule: Unaffiliated issuers (cost $45,212,385)		$45,212,385
Receivable for investments sold		12
Receivable for fund shares sold		757,949
Interest receivable		14,335
Prepaid expenses		70
Receivable from investment adviser for expense reductions		1,197
Other receivables		717
Total assets		45,986,665
Liabilities
Payable for investments purchased	$149,720
Payable for fund shares redeemed	316,514
Distributions payable	3,760
Accrued management fee	5,695
Distribution and service plan fees payable	266
Other affiliated payables	1,889
Other payables and accrued expenses	1,602
Total liabilities		479,446
Net Assets		$45,507,219
Net Assets consist of:
Paid in capital		$45,506,939
Undistributed net investment income		280
Net Assets		$45,507,219
Class I:
Net Asset Value, offering price and redemption price per share ($19,911,189 ÷ 19,906,343 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($75,901 ÷ 75,956 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($1,128,754 ÷ 1,129,161 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($223,591 ÷ 223,737 shares)		$1.00
Class F:
Net Asset Value, offering price and redemption price per share ($2,304,572 ÷ 2,303,683 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($21,863,212 ÷ 21,848,440 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Interest		$226,120
Expenses
Management fee	$89,961
Transfer agent fees	25,918
Distribution and service plan fees	4,571
Accounting fees and expenses	2,180
Custodian fees and expenses	962
Independent trustees' compensation	279
Registration fees	371
Audit	66
Legal	147
Miscellaneous	899
Total expenses before reductions	125,354
Expense reductions	(22,876)	102,478
Net investment income (loss)		123,642
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		655
Total net realized gain (loss)		655
Net increase in net assets resulting from operations		$124,297

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$123,642	$50,864
Net realized gain (loss)	655	797
Net increase in net assets resulting from operations	124,297	51,661
Distributions to shareholders from net investment income	(122,767)	(51,480)
Share transactions - net increase (decrease)	(17,083,145)	(4,716,104)
Total increase (decrease) in net assets	(17,081,615)	(4,715,923)
Net Assets
Beginning of period	62,588,834	67,304,757
End of period (including undistributed net investment income of $280 and $0, respectively)	$45,507,219	$62,588,834

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.18%	.06%	.06%	.16%	.17%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.18%	.18%	.18%	.18%
Expenses net of all reductions	.18%	.18%	.18%	.18%	.18%
Net investment income (loss)	.17%	.05%	.06%	.16%	.16%
Supplemental Data
Net assets, end of period (in millions)	$19,911	$21,651	$22,712	$24,416	$24,209

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class II

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.06%	.01%	.01%	.02%	.03%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.30%	.22%	.23%	.32%	.32%
Expenses net of all reductions	.30%	.22%	.23%	.32%	.32%
Net investment income (loss)	.06%	.01%	.01%	.02%	.03%
Supplemental Data
Net assets, end of period (in millions)	$76	$95	$150	$165	$207

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class III

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.03%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.32%	.23%	.23%	.33%	.33%
Expenses net of all reductions	.32%	.23%	.23%	.33%	.33%
Net investment income (loss)	.03%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$1,129	$1,454	$1,834	$2,086	$2,398

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Select Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	.001	.001
Distributions from net investment income	(.001)	–A	–A	(.001)	(.001)
Total distributions	(.001)	–A	–A	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.13%	.02%	.02%	.11%	.11%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.22%	.22%	.23%	.23%
Expenses net of all reductions	.23%	.22%	.22%	.23%	.23%
Net investment income (loss)	.12%	.01%	.02%	.11%	.11%
Supplemental Data
Net assets, end of period (in millions)	$224	$407	$331	$389	$577

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Class F

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.22%	.10%	.10%	.20%	.21%
Ratios to Average Net AssetsC
Expenses before reductions	.15%	.15%	.15%	.15%	.15%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.21%	.09%	.10%	.20%	.20%
Supplemental Data
Net assets, end of period (in millions)	$2,305	$2,064	$2,135	$2,244	$1,547

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Money Market Portfolio Institutional Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.22%	.10%	.10%	.20%	.21%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.21%	.09%	.10%	.20%	.20%
Supplemental Data
Net assets, end of period (in millions)	$21,863	$36,919	$40,143	$37,824	$32,286

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	20.6	22.7	15.6
8 - 30	20.3	29.9	26.9
31 - 60	16.0	11.7	11.3
61 - 90	20.8	1.5	17.3
91 - 180	21.0	34.2	27.7
> 180	1.3	0.0	1.2

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Treasury Only Portfolio	53 Days	51 Days	55 Days
All Taxable Money Market Funds Average(a)	38 Days	35 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Treasury Only Portfolio	88 Days	86 Days	96 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Treasury Debt	99.9%
Net Other Assets (Liabilities)	0.1%

As of September 30, 2015
Treasury Debt	103.2%
Net Other Assets (Liabilities)*	(3.2)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	3/31/16	12/31/15	9/30/15	6/30/15	3/31/15
Class I	0.17%	0.04%	0.01%	0.01%	0.01%
Class II	0.02%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.12%	0.01%	0.01%	0.01%	0.01%
Institutional Class	0.21%	0.08%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2016, the most recent period shown in the table, would have been 0.15% for Class I, 0.00% for Class II, -0.09% for Class III, -0.34% for Class IV, 0.10% for Select Class and 0.18% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Treasury Only Portfolio

Investments March 31, 2016

Showing Percentage of Net Assets

Treasury Debt - 99.9%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.9%
U.S. Treasury Notes
4/15/16	0.37%	$255,452	$255,574
U.S. Treasury Obligations - 98.0%
U.S. Treasury Bills
4/7/16 to 9/29/16	0.20 to 0.52	9,357,035	9,351,017
U.S. Treasury Bonds
5/15/16	0.38 to 0.40	409,000	412,382
U.S. Treasury Notes
4/15/16 to 10/31/17	0.31 to 0.57 (b)	3,592,014	3,594,775
			13,358,174
TOTAL TREASURY DEBT
(Cost $13,613,748)			13,613,748
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $13,613,748)			13,613,748
NET OTHER ASSETS (LIABILITIES) - 0.1%			8,991
NET ASSETS - 100%			$13,622,739

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $13,613,748)		$13,613,748
Receivable for fund shares sold		3,944
Interest receivable		18,577
Prepaid expenses		11
Receivable from investment adviser for expense reductions		304
Total assets		13,636,584
Liabilities
Payable to custodian bank	$1
Payable for fund shares redeemed	10,608
Distributions payable	697
Accrued management fee	1,538
Distribution and service plan fees payable	194
Other affiliated payables	707
Other payables and accrued expenses	100
Total liabilities		13,845
Net Assets		$13,622,739
Net Assets consist of:
Paid in capital		$13,622,646
Undistributed net investment income		48
Accumulated undistributed net realized gain (loss) on investments		45
Net Assets		$13,622,739
Class I:
Net Asset Value, offering price and redemption price per share ($10,035,192 ÷ 10,033,841 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($307,386 ÷ 307,420 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($830,777 ÷ 830,585 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($337,921 ÷ 337,895 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($179,866 ÷ 179,861 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,931,597 ÷ 1,931,585 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Interest		$18,414
Expenses
Management fee	$16,172
Transfer agent fees	6,789
Distribution and service plan fees	3,896
Accounting fees and expenses	882
Custodian fees and expenses	124
Independent trustees' compensation	48
Registration fees	307
Audit	55
Legal	25
Miscellaneous	79
Total expenses before reductions	28,377
Expense reductions	(15,359)	13,018
Net investment income (loss)		5,396
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		75
Total net realized gain (loss)		75
Net increase in net assets resulting from operations		$5,471

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,396	$333
Net realized gain (loss)	75	69
Net increase in net assets resulting from operations	5,471	402
Distributions to shareholders from net investment income	(4,615)	(1,067)
Share transactions - net increase (decrease)	2,840,666	(93,801)
Total increase (decrease) in net assets	2,841,522	(94,466)
Net Assets
Beginning of period	10,781,217	10,875,683
End of period (including undistributed net investment income of $48 and $0, respectively)	$13,622,739	$10,781,217

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.11%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.11%	.05%	.06%	.10%	.06%
Net investment income (loss)	.05%	- %D	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$10,035	$9,402	$9,795	$9,431	$8,064

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class II

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.13%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.13%	.05%	.06%	.10%	.06%
Net investment income (loss)	.03%	- %D	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$307	$310	$359	$354	$499

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class III

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.15%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.15%	.05%	.06%	.10%	.06%
Net investment income (loss)	.01%	- %D	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$831	$635	$487	$408	$408

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Class IV

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.72%
Expenses net of fee waivers, if any	.14%	.04%	.06%	.10%	.07%
Expenses net of all reductions	.14%	.04%	.06%	.10%	.07%
Net investment income (loss)	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$338	$114	$18	$22	$25

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Select Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.03%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.27%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.12%	.05%	.06%	.10%	.06%
Expenses net of all reductions	.12%	.05%	.06%	.10%	.06%
Net investment income (loss)	.04%	- %D	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$180	$194	$215	$210	$269

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Only Portfolio Institutional Class

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.001	–B
Distributions from net investment income	(.001)	–B
Total distributions	(.001)	–B
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.05%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.19%F
Expenses net of fee waivers, if any	.12%	.04%F
Expenses net of all reductions	.12%	.04%F
Net investment income (loss)	.04%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$1,932	$126

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	47.8	55.5	47.6
8 - 30	13.8	17.9	16.4
31 - 60	8.8	6.0	7.8
61 - 90	15.0	12.6	15.9
91 - 180	14.6	8.0	10.5
> 180	0.0	0.0	1.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Prime Money Market Portfolio	34 Days	25 Days	35 Days
All Taxable Money Market Funds Average(a)	38 Days	35 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Prime Money Market Portfolio	44 Days	56 Days	74 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Certificates of Deposit	42.3%
Commercial Paper	6.3%
Variable Rate Demand Notes (VRDNs)	0.1%
Treasury Debt	5.3%
Government Agency Debt	2.8%
Other Instruments	17.3%
Repurchase Agreements	26.5%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

As of September 30, 2015
Certificates of Deposit	39.0%
Commercial Paper	9.9%
Variable Rate Demand Notes (VRDNs)	0.1%
Government Agency Debt	1.7%
Other Instruments	1.3%
Repurchase Agreements	48.0%

Current And Historical 7-Day Yields

	3/31/16	12/31/15	9/30/15	6/30/15	3/31/15
Class I	0.39%	0.28%	0.10%	0.07%	0.03%
Class II	0.24%	0.13%	0.01%	0.01%	0.01%
Class III	0.14%	0.03%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.34%	0.23%	0.05%	0.02%	0.01%
Institutional Class	0.43%	0.32%	0.14%	0.11%	0.09%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2016, the most recent period shown in the table, would have been 0.37% for Class I, 0.22% for Class II, 0.12% for Class III, -0.12% for Class IV, 0.32% for Select Class and 0.40% for Institutional Class.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Prime Money Market Portfolio

Investments March 31, 2016

Showing Percentage of Net Assets

Certificate of Deposit - 42.3%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 3.5%
Wells Fargo Bank NA
4/6/16 to 8/3/16	0.65 to 0.85 (b)%	$2,047,000	$2,047,000
London Branch, Eurodollar, Foreign Banks - 3.8%
Mitsubishi UFJ Trust & Banking Corp.
4/26/16 to 6/2/16	0.70 to 0.77	592,000	591,680
Mizuho Bank Ltd. Ldn
6/16/16 to 6/20/16	0.69 to 0.70	353,000	352,469
Sumitomo Mitsui Trust Bank Ltd.
5/16/16 to 7/15/16	0.70 to 0.83	1,239,000	1,239,000
			2,183,149
New York Branch, Yankee Dollar, Foreign Banks - 35.0%
Bank of Montreal Chicago CD Program
5/13/16 to 6/10/16	0.60 to 0.61 (b)	530,000	530,000
Bank of Nova Scotia
4/18/16 to 8/17/16	0.60 to 0.85 (b)	2,799,000	2,799,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
6/6/16 to 8/12/16	0.64 to 0.75	1,503,000	1,503,000
BNP Paribas New York Branch
4/1/16 to 7/5/16	0.64 to 0.71	1,110,000	1,110,000
Canadian Imperial Bank of Commerce
4/20/16 to 7/25/16	0.61 to 0.78 (b)	2,418,000	2,418,000
Credit Agricole CIB
5/5/16 to 5/9/16	0.63 to 0.71	875,000	875,000
Credit Industriel et Commercial
6/1/16	0.65	288,000	288,000
Credit Suisse
5/17/16	0.74 (b)	200,000	200,000
Mitsubishi UFJ Trust & Banking Corp.
4/1/16	0.53	500,000	500,000
Mitsubishi Ufj Trust&Bank New York Cd Be
6/8/16	0.65	171,000	171,019
Mizuho Corporate Bank Ltd.
4/1/16 to 7/1/16	0.40 to 0.75	2,098,500	2,098,500
Natexis Banques Populaires New York Branch
5/2/16 to 6/6/16	0.63 to 0.64	1,403,000	1,403,022
Sumitomo Mitsui Banking Corp.
4/4/16 to 7/1/16	0.65 to 0.72	2,839,000	2,839,000
Sumitomo Mitsui Trust Bank Ltd.
4/4/16 to 7/1/16	0.37 to 0.72	1,629,000	1,629,000
Toronto-Dominion Bank New York Branch
4/11/16 to 4/12/16	0.61 to 0.62 (b)	563,000	563,000
UBS AG
4/22/16 to 9/9/16	0.60 to 0.89 (b)	1,458,000	1,458,022
			20,384,563
TOTAL CERTIFICATE OF DEPOSIT
(Cost $24,614,712)			24,614,712

Financial Company Commercial Paper - 4.8%
BNP Paribas New York Branch
5/18/16 to 6/2/16	0.50 to 0.65	1,081,000	1,080,070
Credit Suisse AG
8/2/16 to 8/3/16	0.90 to 1.01	830,500	827,818
DNB Bank ASA
7/15/16	0.67	500,000	499,023
JPMorgan Securities LLC
4/8/16	0.75	69,000	68,990
Nationwide Building Society
5/12/16 to 5/16/16	0.62	176,000	175,870
Toronto Dominion Holdings (U.S.A.)
4/13/16	0.60	123,000	122,975
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,774,746)			2,774,746

Other Commercial Paper - 1.5%
BPCE SA
5/2/16 to 7/7/16
(Cost $886,965)	0.68 to 0.72	888,000	886,965

Treasury Debt - 5.3%
U.S. Treasury Inflation Protected Obligations - 3.0%
U.S. Treasury Notes
4/15/16	0.35 to 0.37	1,776,262	1,777,207
U.S. Treasury Obligations - 2.3%
U.S. Treasury Notes
5/31/16 to 10/31/17	0.30 to 0.47 (b)	1,318,000	1,320,595
TOTAL TREASURY DEBT
(Cost $3,097,802)			3,097,802

Variable Rate Demand Note - 0.1%
Delaware - 0.1%
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA, VRDN
4/7/16	0.43 (b)	37,000	37,000
Florida - 0.0%
Florida Timber Fin. III LLC Taxable 0.43% 4/7/16, LOC Wells Fargo Bank NA, VRDN
4/7/16	0.43 (b)	25,155	25,155
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $62,155)			62,155

Government Agency Debt - 2.8%
Federal Agencies - 2.8%
Federal Home Loan Bank
6/2/16 to 2/3/17	0.43 to 0.48 (b)	1,370,000	1,369,853
Freddie Mac
4/20/17	0.44 (b)	242,000	241,961
TOTAL GOVERNMENT AGENCY DEBT
(Cost $1,611,814)			1,611,814

Other Instrument - 17.3%
Time Deposits - 17.3%
Bank of New York Mellon (TD)
4/1/16	0.27	1,429,000	1,429,000
Credit Agricole CIB
4/1/16	0.30	1,503,000	1,503,000
Natixis SA
4/1/16	0.33	678,000	678,000
Nordea Bank AB
4/1/16	0.35	1,677,000	1,677,000
Skandinaviska Enskilda Banken AB
4/1/16	0.34 to 0.35	846,000	846,000
Svenska Handelsbanken AB
4/1/16	0.27 to 0.32	1,691,000	1,691,000
Swedbank AB
4/1/16	0.35	2,237,000	2,237,000
TOTAL OTHER INSTRUMENT
(Cost $10,061,000)			10,061,000

Government Agency Repurchase Agreement - 7.2%
	Maturity Amount (000s)	Value (000s)
In a joint trading account:
at 0.31% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	$3,458,368	$3,458,338
at 0.31% dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations) #	717,923	717,917
TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $4,176,255)		4,176,255

Treasury Repurchase Agreement - 11.9%
With Federal Resereve Bank of New York at 0.25% 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $6,941,048,267, 3.50%, 2/15/39)
(Cost $6,941,000)	6,941,048	6,941,000

Other Repurchase Agreement - 7.4%
Other Repurchase Agreement - 7.4%
With:
Credit Suisse Securities (U.S.A.) LLC at:
0.62%, dated 3/30/16 due 4/6/16 (Collateralized by U.S. Government Obligations valued at $160,686,293, 0.23% - 4.40%, 5/16/41 - 10/16/53)	156,019	156,000
1.2%, dated 3/31/16 due 6/17/16 (Collateralized by Corporate Obligations valued at $1,117,800,029, 0.00% - 10.27%, 5/15/21 - 10/15/48)	1,037,691	1,035,000
J.P. Morgan Clearing Corp. at 1.24%, dated 3/30/16 due 6/29/16 (Collateralized by Equity Securities valued at $884,843,066)(b)(c)	816,551	814,000
J.P. Morgan Securities, LLC at:
0.35%, dated 3/31/16 due 4/1/16 (Collateralized by Commercial Paper valued at $295,611,628, 6/24/16 - 6/30/16)	287,003	287,000
0.51%, dated 3/31/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $268,831,654, 0.00% - 21.11%, 4/25/22 - 8/25/55)	261,026	261,000
1.29%, dated:
2/17/16 due 6/29/16 (Collateralized by Mortgage Loan Obligations valued at $309,353,209, 2.74% - 46.94%, 10/25/35 - 2/15/51)(b)(c)	287,363	286,000
2/18/16 due 6/29/16 (Collateralized by Mortgage Loan Obligations valued at $195,772,466, 0.63% - 7.62%, 7/15/27 - 2/12/51)(b)(c)	181,856	181,000
3/2/16 due 6/29/16 (Collateralized by Mortgage Loan Obligations valued at $324,336,286, 0.00% - 107.36%, 2/25/35 - 8/25/47)(b)(c)	301,279	300,000
Mizuho Securities U.S.A., Inc. at:
0.38%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Government Obligations valued at $265,007,719, 2.50% - 8.00%, 6/15/26 - 4/01/46)	257,003	257,000
0.6%, dated:
3/21/16 due 4/4/16 (Collateralized by Equity Securities valued at $57,135,308)	53,012	53,000
3/22/16 due 4/5/16 (Collateralized by Equity Securities valued at $57,249,541)	53,012	53,000
3/23/16 due 4/6/16 (Collateralized by Equity Securities valued at $72,370,862)	67,016	67,000
0.77%, dated 3/24/16 due 4/7/16 (Collateralized by Mortgage Loan Obligations valued at $27,211,364, 0.19% - 5.72%, 11/01/26 - 6/17/49)	26,008	26,000
1.55%, dated:
2/1/16 due 5/2/16 (Collateralized by Corporate Obligations valued at $54,139,500, 0.60% - 5.20%, 2/25/35 - 5/25/46)	50,196	50,000
2/2/16 due 5/2/16 (Collateralized by Corporate Obligations valued at $43,309,740, 0.58% - 6.23%, 11/01/26 - 3/25/37)	40,155	40,000
RBC Capital Markets Co. at:
0.56%, dated 3/23/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $164,443,401, 0.00% - 21.24%, 9/01/23 - 3/01/46)	160,072	160,000
0.65%, dated 1/22/16 due 4/7/16 (Collateralized by U.S. Government Obligations valued at $160,339,733, 0.00% - 8.24%, 7/01/18 - 3/01/46)	156,265	156,000
0.78%, dated:
2/29/16 due 4/7/16 (Collateralized by Municipal Bond Obligations valued at $51,898,363, 5.00%, 3/01/29 - 10/01/40)	49,098	49,000
3/1/16 due 4/7/16 (Collateralized by Municipal Bond Obligations valued at $103,290,533, 5.00%, 8/01/30 - 7/01/44)	98,195	98,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,329,000)		4,329,000
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $58,555,449)		58,555,449
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(336,079)
NET ASSETS - 100%		$58,219,370

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$3,458,338,000 due 4/01/16 at 0.31%
BNP Paribas Securities Corp.	$605,918
Bank of America NA	714,229
Citibank NA	123,686
Credit Agricole CIB New York Branch	206,144
HSBC Securities (USA), Inc.	287,340
ING Financial Markets LLC	34,762
J.P. Morgan Securities, Inc.	164,511
Mizuho Securities USA, Inc.	87,308
Societe Generale	274,455
Wells Fargo Securities LLC	959,985
$3,458,338
$717,917,000 due 4/01/16 at 0.31%
Bank of Nova Scotia	13,148
Citibank NA	92,765
HSBC Securities (USA), Inc.	179,091
J.P. Morgan Securities, Inc.	123,686
Merrill Lynch, Pierce, Fenner & Smith, Inc.	86,592
Wells Fargo Securities LLC	222,635
$717,917

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $15,446,255) — See accompanying schedule: Unaffiliated issuers (cost $58,555,449)		$58,555,449
Cash		1
Receivable for investments sold		25
Receivable for fund shares sold		154,643
Interest receivable		30,102
Prepaid expenses		49
Receivable from investment adviser for expense reductions		1,613
Other receivables		322
Total assets		58,742,204
Liabilities
Payable for investments purchased	$500,000
Payable for fund shares redeemed	3,709
Distributions payable	8,881
Accrued management fee	7,155
Distribution and service plan fees payable	340
Other affiliated payables	2,080
Other payables and accrued expenses	669
Total liabilities		522,834
Net Assets		$58,219,370
Net Assets consist of:
Paid in capital		$58,219,034
Undistributed net investment income		336
Net Assets		$58,219,370
Class I:
Net Asset Value, offering price and redemption price per share ($9,638,312 ÷ 9,635,974 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($244,937 ÷ 244,862 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($894,358 ÷ 894,271 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($183,797 ÷ 183,750 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($770,595 ÷ 770,429 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($46,487,371 ÷ 46,476,746 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Interest		$178,809
Expenses
Management fee	$68,980
Transfer agent fees	18,425
Distribution and service plan fees	4,503
Accounting fees and expenses	1,895
Custodian fees and expenses	641
Independent trustees' compensation	203
Registration fees	284
Audit	108
Legal	101
Miscellaneous	254
Total expenses before reductions	95,394
Expense reductions	(19,122)	76,272
Net investment income (loss)		102,537
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		894
Total net realized gain (loss)		894
Net increase in net assets resulting from operations		$103,431

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$102,537	$20,360
Net realized gain (loss)	894	956
Net increase in net assets resulting from operations	103,431	21,316
Distributions to shareholders from net investment income	(101,456)	(21,111)
Share transactions - net increase (decrease)	16,711,766	3,134,043
Total increase (decrease) in net assets	16,713,741	3,134,248
Net Assets
Beginning of period	41,505,629	38,371,381
End of period (including undistributed net investment income of $336 and $0, respectively)	$58,219,370	$41,505,629

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	–A	–A	.001	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	–A	–A	.001	.001
Distributions from net investment income	(.002)	–A	–A	(.001)	(.001)
Total distributions	(.002)	–A	–A	(.001)	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.17%	.01%	.02%	.09%	.10%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.18%	.19%	.19%	.20%	.20%
Expenses net of all reductions	.18%	.19%	.19%	.20%	.20%
Net investment income (loss)	.18%	.01%	.02%	.09%	.10%
Supplemental Data
Net assets, end of period (in millions)	$9,638	$6,236	$7,816	$10,332	$15,149

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class II

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.06%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.28%	.20%	.19%	.28%	.29%
Expenses net of all reductions	.28%	.20%	.19%	.28%	.29%
Net investment income (loss)	.09%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$245	$454	$419	$487	$828

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class III

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.31%	.20%	.19%	.28%	.29%
Expenses net of all reductions	.31%	.20%	.19%	.28%	.29%
Net investment income (loss)	.06%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$894	$1,011	$1,967	$1,790	$1,543

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Class IV

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.33%	.20%	.18%	.29%	.29%
Expenses net of all reductions	.33%	.20%	.18%	.29%	.29%
Net investment income (loss)	.03%	.01%	.02%	- %D	.01%
Supplemental Data
Net assets, end of period (in millions)	$184	$207	$100	$37	$65

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 D Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Select Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	.001
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	.001
Distributions from net investment income	(.001)	–A	–A	–A	(.001)
Total distributions	(.001)	–A	–A	–A	(.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.12%	.01%	.01%	.05%	.05%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.23%	.20%	.19%	.25%	.25%
Expenses net of all reductions	.23%	.20%	.19%	.25%	.25%
Net investment income (loss)	.13%	.01%	.01%	.05%	.05%
Supplemental Data
Net assets, end of period (in millions)	$771	$1,068	$1,173	$1,724	$1,207

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Prime Money Market Portfolio Institutional Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.002	.001	.001	.002	.002
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.002	.001	.001	.002	.002
Distributions from net investment income	(.002)	(.001)	(.001)	(.002)	(.002)
Total distributions	(.002)	(.001)	(.001)	(.002)	(.002)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.21%	.07%	.06%	.15%	.16%
Ratios to Average Net AssetsC
Expenses before reductions	.18%	.18%	.18%	.18%	.18%
Expenses net of fee waivers, if any	.14%	.14%	.14%	.14%	.14%
Expenses net of all reductions	.14%	.14%	.14%	.14%	.14%
Net investment income (loss)	.22%	.07%	.06%	.15%	.16%
Supplemental Data
Net assets, end of period (in millions)	$46,487	$32,529	$26,896	$30,681	$34,433

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 3/31/16	% of fund's investments 9/30/15	% of fund's investments 3/31/15
1 - 7	42.1	73.9	57.5
8 - 30	13.1	2.1	7.5
31 - 60	10.2	3.0	3.4
61 - 90	11.5	0.5	8.8
91 - 180	20.7	11.4	13.3
> 180	2.4	9.1	9.5

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Weighted Average Maturity

	3/31/16	9/30/15	3/31/15
Treasury Portfolio	46 Days	36 Days	50 Days
All Taxable Money Market Funds Average(a)	38 Days	35 Days	43 Days

 (a) Source: iMoneyNet, Inc.

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life

	3/31/16	9/30/15	3/31/15
Treasury Portfolio	90 Days	77 Days	72 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)

As of March 31, 2016
Treasury Debt	73.8%
Repurchase Agreements	26.0%
Net Other Assets (Liabilities)	0.2%

As of September 30, 2015
Treasury Debt	39.3%
Repurchase Agreements	61.8%
Net Other Assets (Liabilities)*	(1.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current And Historical 7-Day Yields

	3/31/16	12/31/15	9/30/15	6/30/15	3/31/15
Class I	0.19%	0.11%	0.01%	0.01%	0.01%
Class II	0.04%	0.01%	0.01%	0.01%	0.01%
Class III	0.01%	0.01%	0.01%	0.01%	0.01%
Class IV	0.01%	0.01%	0.01%	0.01%	0.01%
Select Class	0.14%	0.06%	0.01%	0.01%	0.01%
Institutional Class	0.23%	0.15%	0.01%	0.01%	0.01%

Yield refers to the income paid by the Fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending March 31, 2016, the most recent period shown in the table, would have been 0.17% for Class I, 0.01% for Class II, -0.07% for Class III, -0.32% for Class IV, 0.12% for Select Class and 0.20% for Institutional Class.

Treasury Portfolio

Investments March 31, 2016

Showing Percentage of Net Assets

Treasury Debt - 73.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 3.9%
U.S. Treasury Notes
4/15/16	0.35 to 0.37%	$681,565	$681,881
U.S. Treasury Obligations - 69.9%
U.S. Treasury Bills
5/5/16 to 9/29/16	0.30 to 0.57	3,261,000	3,257,357
U.S. Treasury Bonds
5/15/16	0.29 to 0.39	519,000	521,366
U.S. Treasury Notes
4/15/16 to 1/31/18	0.25 to 0.59 (b)	8,412,260	8,424,888
			12,203,611
TOTAL TREASURY DEBT
(Cost $12,885,492)			12,885,492

Treasury Repurchase Agreement - 26.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.27% dated 3/31/16 due 4/1/16 (Collateralized by (U.S. Treasury Obligations) #	$647,576	$647,571
0.31% dated 3/31/16 due 4/1/16 (Collateralized by (U.S. Treasury Obligations) #	621,014	621,009
With:
Federal Reserve Bank of New York at 0.25%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $1,969,013,699, 1.63% - 6.38%, 11/15/22 - 8/15/27)	1,969,014	1,969,000
Mizuho Securities U.S.A., Inc. at:
0.31%, dated 3/30/16 due 4/6/16 (Collateralized by U.S. Treasury Obligations valued at $42,611,177, 2.25%, 11/15/24)	42,003	42,000
0.32%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $64,251,681, 1.63%, 6/30/20)	63,001	63,000
Prudential Insurance Co. of America at 0.3%, dated 3/31/16 due 4/1/16 (Collateralized by U.S. Treasury Obligations valued at $168,079,929, 1.00% - 5.38%, 3/31/17 - 2/15/31)	164,766	164,764
Royal Bank of Canada at 0.32%, dated 3/31/16 due 4/1/16
(Collateralized by U.S. Treasury Obligations valued at $202,979,901, 1.50%, 10/31/19)	199,002	199,000
(Collateralized by U.S. Treasury Obligations valued at $7,212,673, 3.63%, 8/15/43)	7,000	7,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.38%, dated:
3/8/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $63,282,878, 3.00%, 2/28/17)	62,220	62,197
3/18/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $58,462,650, 2.13%, 8/31/20)	57,327	57,306
0.39%, dated:
3/22/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $59,449,884, 3.75%, 11/15/18)	59,031	59,009
3/28/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $58,149,687, 0.50% - 3.25%, 6/15/16 - 3/31/17)	57,064	57,042
3/29/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $59,442,352, 3.75%, 11/15/18)	59,050	59,031
Wells Fargo Securities, LLC at:
0.39%, dated 1/4/16 due 4/4/16 (Collateralized by U.S. Treasury Obligations valued at $129,663,562, 0.00%, 6/16/16 - 6/30/16)	127,125	127,000
0.4%, dated:
1/6/16 due 4/6/16 (Collateralized by U.S. Treasury Obligations valued at $189,901,340, 0.00%, 6/30/16 - 7/14/16)	186,188	186,000
1/7/16 due 4/7/16 (Collateralized by U.S. Treasury Obligations valued at $94,949,687, 0.00% - 0.50%, 4/28/16 - 1/31/17)	93,094	93,000
3/21/16 due 6/20/16 (Collateralized by U.S. Treasury Obligations valued at $56,106,940, 0.00%, 6/16/16)	55,056	55,000
0.42%, dated 3/1/16 due 6/2/16 (Collateralized by U.S. Treasury Obligations valued at $71,425,838, 0.00%, 4/14/16 - 4/21/16)	70,076	70,000
TOTAL TREASURY REPURCHASE AGREEMENT
(Cost $4,538,929)		4,538,929
TOTAL INVESTMENT PORTFOLIO - 99.8%
(Cost $17,424,421)		17,424,421
NET OTHER ASSETS (LIABILITIES) - 0.2%		31,131
NET ASSETS - 100%		$17,455,552

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$647,571,000 due 4/01/16 at 0.27%
BNP Paribas Securities Corp.	$40,300
Citibank NA	23,000
Credit Agricole CIB New York Branch	38,000
HSBC Securities (USA), Inc.	477,271
J.P. Morgan Securities, Inc.	31,000
Societe Generale	30,000
Wells Fargo Securities LLC	8,000
$647,571
$621,009,000 due 4/01/16 at 0.31%
Bank of Nova Scotia	136,756
J.P. Morgan Securities, Inc.	232,814
Societe Generale	251,439
$621,009

See accompanying notes which are an integral part of the financial statements.

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		March 31, 2016
Assets
Investment in securities, at value (including repurchase agreements of $4,538,929) — See accompanying schedule: Unaffiliated issuers (cost $17,424,421)		$17,424,421
Receivable for fund shares sold		53
Interest receivable		35,776
Prepaid expenses		16
Receivable from investment adviser for expense reductions		365
Other receivables		141
Total assets		17,460,772
Liabilities
Payable to custodian bank	$130
Payable for fund shares redeemed	708
Distributions payable	949
Accrued management fee	1,836
Transfer agent fee payable	717
Distribution and service plan fees payable	570
Other affiliated payables	95
Other payables and accrued expenses	215
Total liabilities		5,220
Net Assets		$17,455,552
Net Assets consist of:
Paid in capital		$17,455,431
Undistributed net investment income		121
Net Assets		$17,455,552
Class I:
Net Asset Value, offering price and redemption price per share ($9,639,323 ÷ 9,636,325 shares)		$1.00
Class II:
Net Asset Value, offering price and redemption price per share ($557,048 ÷ 556,908 shares)		$1.00
Class III:
Net Asset Value, offering price and redemption price per share ($2,861,777 ÷ 2,860,731 shares)		$1.00
Class IV:
Net Asset Value, offering price and redemption price per share ($905,332 ÷ 904,960 shares)		$1.00
Select Class:
Net Asset Value, offering price and redemption price per share ($287,093 ÷ 287,034 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($3,204,979 ÷ 3,204,924 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended March 31, 2016
Investment Income
Interest		$30,199
Expenses
Management fee	$21,840
Transfer agent fees	9,049
Distribution and service plan fees	11,014
Accounting fees and expenses	1,048
Custodian fees and expenses	70
Independent trustees' compensation	67
Registration fees	277
Audit	66
Legal	34
Miscellaneous	91
Total expenses before reductions	43,556
Expense reductions	(20,870)	22,686
Net investment income (loss)		7,513
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		279
Total net realized gain (loss)		279
Net increase in net assets resulting from operations		$7,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended March 31, 2016	Year ended March 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,513	$798
Net realized gain (loss)	279	102
Net increase in net assets resulting from operations	7,792	900
Distributions to shareholders from net investment income	(6,744)	(1,446)
Share transactions - net increase (decrease)	1,276,158	2,826,979
Total increase (decrease) in net assets	1,277,206	2,826,433
Net Assets
Beginning of period	16,178,346	13,351,913
End of period (including undistributed net investment income of $121 and $0, respectively)	$17,455,552	$16,178,346

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class I

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–A	–A	–A	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.001	–A	–A	–A	–A
Distributions from net investment income	(.001)	–A	–A	–A	–A
Total distributions	(.001)	–A	–A	–A	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.05%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.21%	.21%	.21%	.21%	.21%
Expenses net of fee waivers, if any	.13%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.13%	.07%	.08%	.16%	.10%
Net investment income (loss)	.05%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$9,639	$11,727	$9,736	$9,964	$11,712

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class II

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.36%	.36%	.36%	.36%	.36%
Expenses net of fee waivers, if any	.22%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.22%	.07%	.08%	.16%	.10%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$557	$70	$133	$127	$80

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class III

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.46%	.46%	.46%	.46%	.46%
Expenses net of fee waivers, if any	.17%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.17%	.07%	.08%	.16%	.10%
Net investment income (loss)	.02%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$2,862	$2,866	$2,654	$2,844	$3,108

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Class IV

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.01%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.71%	.71%	.71%	.71%	.71%
Expenses net of fee waivers, if any	.18%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.18%	.07%	.08%	.16%	.10%
Net investment income (loss)	.01%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$905	$621	$591	$527	$484

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Select Class

Years ended March 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)A	–	–	–	–	–
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operationsA	–	–	–	–	–
Distributions from net investment incomeA	–	–	–	–	–
Total distributionsA	–	–	–	–	–
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	.04%	.01%	.01%	.01%	.01%
Ratios to Average Net AssetsC
Expenses before reductions	.26%	.26%	.26%	.26%	.26%
Expenses net of fee waivers, if any	.15%	.07%	.08%	.16%	.10%
Expenses net of all reductions	.15%	.07%	.08%	.16%	.10%
Net investment income (loss)	.04%	.01%	.01%	.01%	.01%
Supplemental Data
Net assets, end of period (in millions)	$287	$225	$238	$198	$259

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Treasury Portfolio Institutional Class

Years ended March 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.001	–B
Net realized and unrealized gain (loss)B	–	–
Total from investment operations	.001	–B
Distributions from net investment income	(.001)	–B
Total distributions	(.001)	–B
Net asset value, end of period	$1.00	$1.00
Total ReturnC,D	.07%	.01%
Ratios to Average Net AssetsE
Expenses before reductions	.18%	.18%F
Expenses net of fee waivers, if any	.13%	.07%F
Expenses net of all reductions	.13%	.07%F
Net investment income (loss)	.11%	- %F,G
Supplemental Data
Net assets, end of period (in millions)	$3,205	$669

 A For the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 B Amount represents less than $.0005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended March 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Prime Money Market Portfolio, Treasury Only Portfolio and Treasury Portfolio also offer Class IV and Institutional Class shares. Government Portfolio also offers Institutional Class shares. Money Market Portfolio also offers Class F and Institutional Class shares. All classes have equal rights as to assets and voting privileges. Each Fund except for Tax-Exempt Portfolio offers conversion privileges from Class I to Institutional Class for eligible shareholders. Effective January 1, 2016, shares of the Money Market Portfolio and Tax-Exempt Portfolio are only available for purchase by retail shareholders. Class F shares of Money Market Portfolio are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, Treasury Only Portfolio incurred an excise tax liability on undistributed net investment income which is included in Miscellaneous expense on the Statement of Operations. As of March 31, 2016, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Treasury Only Portfolio	$13,613,748	$–	$–	$–
Treasury Portfolio	17,424,421	–	–	–
Government Portfolio	44,695,565	–	–	–
Prime Money Market Portfolio	58,555,449	–	–	–
Money Market Portfolio	45,212,385	–	–	–
Tax-Exempt Portfolio	1,614,720	–	–	–

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio	$–	$46	$–	$–	$–
Treasury Portfolio	–	149	–	–	–
Government Portfolio	–	–	–	(804)	–
Prime Money Market Portfolio	–	323	–	–	–
Money Market Portfolio	–	724	–	–	–
Tax-Exempt Portfolio	46	–	–	–	–

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2019
Government Portfolio	$(804)

The tax character of distributions paid was as follows:

March 31, 2016
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$4,615	$–	$4,615
Treasury Portfolio	–	6,744	–	6,744
Government Portfolio	–	20,503	–	20,503
Prime Money Market Portfolio	–	101,456	–	101,456
Money Market Portfolio	–	122,767	–	122,767
Tax-Exempt Portfolio	287	–	1,814	2,101

March 31, 2015
	Tax-Exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury Only Portfolio	$–	$1,067	$–	$1,067
Treasury Portfolio	–	1,446	–	1,446
Government Portfolio	–	2,610	–	2,610
Prime Money Market Portfolio	–	21,111	–	21,111
Money Market Portfolio	–	51,480	–	51,480
Tax-Exempt Portfolio	234	–	452	686

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Funds along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. For Treasury Only Portfolio, Treasury Portfolio and Government Portfolio, repurchase agreements may be collateralized by cash or government securities. For Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio, repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase transactions under master repurchase agreements whereby the Fund sells securities to a counterparty in return for cash and agrees to repurchase those securities at a future date and agreed upon price. During the period that reverse repurchase transactions are outstanding, each applicable fund identifies the securities as pledged in its records with an initial value at least equal to its principal obligation under the agreement. The cash proceeds received by the Funds may be invested in other securities. To the extent cash proceeds received from the counterparty exceed the value of the securities sold, the counterparty may request additional collateral from the Fund. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the securities sold. Information regarding securities sold under a reverse repurchase agreement, if any, is included at the end of each applicable Fund's Schedule of Investments and the cash proceeds are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. The Fund continues to receive interest and dividend payments on the securities sold during the term of the reverse repurchase agreement. At period end, there were no reverse repurchase agreements outstanding.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. The Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%

	Total Fees	Retained by FDC
Treasury Only Portfolio:
Class II	$452	$–
Class III	1,729	80
Class IV	1,633	–
Select Class	82	–
	$3,896	$80
Treasury Portfolio:
Class II	$745	$–
Class III	6,736	260
Class IV	3,421	–
Select Class	112	–
	$11,014	$260
Government Portfolio:
Class II	$595	$103
Class III	4,717	208
Select Class	151	–
	$5,463	$311
Prime Money Market Portfolio:
Class II	$500	$32
Class III	2,478	53
Class IV	959	–
Select Class	566	24
	$4,503	$109
Money Market Portfolio:
Class II	$173	$14
Class III	4,201	–
Select Class	197	159
	$4,571	$173
Tax-Exempt Portfolio:
Class II	$14	$–
Class III	746	–
Select Class	2	–
	$762	$–

During the period, the investment adviser or its affiliates waived a portion of these fees.

Transfer Agent Fees. Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class, pays a transfer agent fee equal to an annual rate of .06% of class-level average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of class-level average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio
Class I	$5,757
Class II	181
Class III	415
Class IV	196
Select Class	99
Institutional Class	141
$6,789
Treasury Portfolio
Class I	$6,278
Class II	298
Class III	1,616
Class IV	411
Select Class	135
Institutional Class	311
$9,049
Government Portfolio
Class I	$12,577
Class II	238
Class III	1,132
Select Class	181
Institutional Class	1,218
$15,346
Prime Money Market Portfolio
Class I	$5,699
Class II	200
Class III	595
Class IV	115
Select Class	679
Institutional Class	11,137
$18,425
Money Market Portfolio
Class I	$13,464
Class II	69
Class III	1,008
Select Class	236
Institutional Class	11,141
$25,918
Tax-Exempt Portfolio
Class I	$1,272
Class II	6
Class III	179
Select Class	3
$1,460

During the period, the investment adviser or its affiliates waived a portion of these fees.

Prior to May 1, 2015, Citibank, N.A. was the transfer, dividend disbursing and shareholder servicing agent for Tax-Exempt Portfolio. Prior to May 8, 2015, Citibank, N.A. was the custodian for Tax-Exempt Portfolio.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed Money Market Portfolio for certain losses in the amount of $1.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through May 31, 2017. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Treasury Only Portfolio
Class I	.18%	$3,168
Class II	.33%	99
Class III	.43%	228
Class IV	.68%	106
Select Class	.23%	56
Institutional Class	.14%	206
Treasury Portfolio
Class I	.18%	$3,207
Class II	.33%	156
Class III	.43%	814
Class IV	.68%	211
Select Class	.23%	68
Institutional Class	.14%	418
Government Portfolio
Class I	.18%	$6,050
Class II	.33%	112
Class III	.43%	541
Select Class	.23%	87
Institutional Class	.14%	1,561
Prime Money Market Portfolio
Class I	.18%	$2,569
Class II	.33%	91
Class III	.43%	272
Class IV	.68%	52
Select Class	.23%	305
Institutional Class	.14%	13,752
Money Market Portfolio
Class I	.18%	$6,208
Class II	.33%	32
Class III	.43%	457
Select Class	.23%	110
Class F	.14%	189
Institutional Class	.14%	13,998
Tax-Exempt Portfolio
Class I	.18%	$812
Class II	.33%	4
Class III	.43%	116
Select Class	.23%	2

Additionally, the investment adviser or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by the investment adviser at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$6,890
Class II	590
Class III	1,950
Class IV	1,763
Select Class	183
Institutional Class	101
Treasury Portfolio
Class I	$4,885
Class II	540
Class III	6,886
Class IV	3,387
Select Class	180
Institutional Class	118
Government Portfolio
Class I	$4,567
Class II	526
Class III	4,209
Select Class	192
Institutional Class	22
Prime Money Market Portfolio
Class II	$181
Class III	1,226
Class IV	666
Select Class	1
Money Market Portfolio
Class II	$39
Class III	1,833
Tax-Exempt Portfolio
Class I	$2,660
Class II	26
Class III	1,109
Class IV	8

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction
Treasury Only Portfolio	$17
Treasury Portfolio	–
Government Portfolio	5
Prime Money Market Portfolio	7
Money Market Portfolio	10
Tax-Exempt Portfolio	19

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses as follows:

Amount
Treasury Only Portfolio	$2
Treasury Portfolio	–
Government Portfolio	–
Prime Money Market Portfolio	–
Money Market Portfolio	–
Tax-Exempt Portfolio	–

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended March 31, 2016	Year ended March 31, 2015
Treasury Only Portfolio(a)
From net investment income
Class I	$3,944	$936
Class II	33	33
Class III	69	61
Class IV	33	6
Select Class	39	25
Institutional Class	497	6
Total	$4,615	$1,067
Treasury Portfolio(a)
From net investment income
Class I	$5,136	$1,049
Class II	64	8
Class III	271	282
Class IV	69	53
Select Class	87	21
Institutional Class	1,117	33
Total	$6,744	$1,446
Government Portfolio(a)
From net investment income
Class I	$13,726	$2,229
Class II	81	51
Class III	189	222
Select Class	117	49
Institutional Class	6,390	59
Total	$20,503	$2,610
Prime Money Market Portfolio
From net investment income
Class I	$17,794	$797
Class II	178	52
Class III	324	136
Class IV	19	17
Select Class	1,387	109
Institutional Class	81,754	20,000
Total	$101,456	$21,111
Money Market Portfolio
From net investment income
Class I	$39,384	$12,363
Class II	59	12
Class III	437	158
Select Class	412	58
Class F	5,349	1,969
Institutional Class	77,126	36,920
Total	$122,767	$51,480
Tax-Exempt Portfolio
From net investment income
Class I	$256	$207
Class II	1	1
Class III	30	25
Select Class	–	1
Total	$287	$234
From net realized gain
Class I	$1,590	$403
Class II	6	2
Class III	215	46
Select Class	3	1
Total	$1,814	$452

 (a) Distributions for 2015 for Institutional Class are for the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Year ended March 31, 2016	Year ended March 31, 2015
Treasury Only Portfolio(a)
Class I
Shares sold	23,930,981	21,398,000
Reinvestment of distributions	2,493	686
Shares redeemed	(23,300,949)	(21,791,411)
Net increase (decrease)	632,525	(392,725)
Class II
Shares sold	468,539	689,918
Reinvestment of distributions	16	16
Shares redeemed	(471,381)	(739,099)
Net increase (decrease)	(2,826)	(49,165)
Class III
Shares sold	3,609,622	3,137,828
Reinvestment of distributions	22	16
Shares redeemed	(3,413,941)	(2,990,129)
Net increase (decrease)	195,703	147,715
Class IV
Shares sold	575,857	325,586
Reinvestment of distributions	33	6
Shares redeemed	(351,664)	(230,328)
Net increase (decrease)	224,226	95,264
Select Class
Shares sold	1,886,187	1,834,552
Reinvestment of distributions	33	22
Shares redeemed	(1,900,313)	(1,855,918)
Net increase (decrease)	(14,093)	(21,344)
Institutional Class
Shares sold	2,583,114	306,916
Reinvestment of distributions	334	6
Shares redeemed	(778,317)	(180,468)
Net increase (decrease)	1,805,131	126,454
Treasury Portfolio(a)
Class I
Shares sold	77,692,489	66,889,394
Reinvestment of distributions	2,220	513
Shares redeemed	(79,782,544)	(64,897,895)
Net increase (decrease)	(2,087,835)	1,992,012
Class II
Shares sold	3,132,744	1,241,566
Reinvestment of distributions	1	2
Shares redeemed	(2,646,421)	(1,304,122)
Net increase (decrease)	486,324	(62,554)
Class III
Shares sold	8,969,249	13,475,771
Reinvestment of distributions	35	34
Shares redeemed	(8,974,000)	(13,263,793)
Net increase (decrease)	(4,716)	212,012
Class IV
Shares sold	1,359,716	968,397
Reinvestment of distributions	–	–
Shares redeemed	(1,075,523)	(938,237)
Net increase (decrease)	284,193	30,160
Select Class
Shares sold	1,469,924	422,029
Reinvestment of distributions	49	12
Shares redeemed	(1,407,519)	(435,878)
Net increase (decrease)	62,454	(13,837)
Institutional Class
Shares sold	8,440,821	1,905,153
Reinvestment of distributions	954	33
Shares redeemed	(5,906,037)	(1,236,000)
Net increase (decrease)	2,535,738	669,186
Government Portfolio(a)
Class I
Shares sold	140,405,028	161,620,795
Reinvestment of distributions	5,103	1,075
Shares redeemed	(137,697,131)	(164,857,416)
Net increase (decrease)	2,713,000	(3,235,546)
Class II
Shares sold	7,709,478	9,821,636
Reinvestment of distributions	22	13
Shares redeemed	(7,763,586)	(9,638,697)
Net increase (decrease)	(54,086)	182,952
Class III
Shares sold	5,143,852	6,655,013
Reinvestment of distributions	43	53
Shares redeemed	(5,306,134)	(6,801,277)
Net increase (decrease)	(162,239)	(146,211)
Select Class
Shares sold	1,343,910	1,466,405
Reinvestment of distributions	74	22
Shares redeemed	(1,744,490)	(1,158,378)
Net increase (decrease)	(400,506)	308,049
Institutional Class
Shares sold	109,287,709	2,243,297
Reinvestment of distributions	4,948	57
Shares redeemed	(91,519,927)	(735,841)
Net increase (decrease)	17,772,730	1,057,513
Prime Money Market Portfolio
Class I
Shares sold	117,973,183	41,693,479
Reinvestment of distributions	6,449	268
Shares redeemed	(114,578,138)	(43,273,386)
Net increase (decrease)	3,401,494	(1,579,639)
Class II
Shares sold	1,906,686	2,783,504
Reinvestment of distributions	32	19
Shares redeemed	(2,115,257)	(2,749,252)
Net increase (decrease)	(208,539)	34,271
Class III
Shares sold	5,517,790	5,275,217
Reinvestment of distributions	62	30
Shares redeemed	(5,634,833)	(6,230,386)
Net increase (decrease)	(116,981)	(955,139)
Class IV
Shares sold	136,156	313,887
Reinvestment of distributions	19	15
Shares redeemed	(159,570)	(207,043)
Net increase (decrease)	(23,395)	106,859
Select Class
Shares sold	6,946,481	6,592,726
Reinvestment of distributions	587	38
Shares redeemed	(7,244,431)	(6,697,494)
Net increase (decrease)	(297,363)	(104,730)
Institutional Class
Shares sold	505,615,310	439,027,791
Reinvestment of distributions	48,811	11,848
Shares redeemed	(491,707,571)	(433,407,218)
Net increase (decrease)	13,956,550	5,632,421
Money Market Portfolio
Class I
Shares sold	98,348,331	102,346,461
Reinvestment of distributions	28,391	8,989
Shares redeemed	(100,118,863)	(103,411,999)
Net increase (decrease)	(1,742,141)	(1,056,549)
Class II
Shares sold	952,260	997,409
Reinvestment of distributions	45	9
Shares redeemed	(971,326)	(1,052,646)
Net increase (decrease)	(19,021)	(55,228)
Class III
Shares sold	8,694,671	8,948,877
Reinvestment of distributions	134	63
Shares redeemed	(9,019,943)	(9,329,233)
Net increase (decrease)	(325,138)	(380,293)
Select Class
Shares sold	888,733	1,110,962
Reinvestment of distributions	77	13
Shares redeemed	(1,071,857)	(1,034,939)
Net increase (decrease)	(183,047)	76,036
Class F
Shares sold	1,731,609	815,467
Reinvestment of distributions	5,349	1,962
Shares redeemed	(1,496,721)	(888,771)
Net increase (decrease)	240,237	(71,342)
Institutional Class
Shares sold	194,088,843	231,968,664
Reinvestment of distributions	54,657	26,752
Shares redeemed	(209,197,535)	(235,224,144)
Net increase (decrease)	(15,054,035)	(3,228,728)
Tax-Exempt Portfolio
Class I
Shares sold	3,853,663	4,124,009
Reinvestment of distributions	864	327
Shares redeemed	(4,589,991)	(4,013,983)
Net increase (decrease)	(735,464)	110,353
Class II
Shares sold	398	957
Reinvestment of distributions	7	3
Shares redeemed	(12,033)	(408)
Net increase (decrease)	(11,628)	552
Class III
Shares sold	2,845,086	1,817,373
Reinvestment of distributions	74	21
Shares redeemed	(2,914,558)	(1,807,559)
Net increase (decrease)	(69,398)	9,835
Select Class
Shares sold	30,765	35,649
Reinvestment of distributions	1	–(b)
Shares redeemed	(31,384)	(38,442)
Net increase (decrease)	(618)	(2,793)

 (a) Share transactions for 2015 for Institutional Class are for the period May 14, 2014 (commencement of sale of shares) to March 31, 2015.

 (b) In the amount of less than five hundred shares.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of more than 10% of the total outstanding shares of the following funds:

Fund	Affiliated %
Government Portfolio	10%

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Colchester Street Trust and the Shareholders of Tax-Exempt Portfolio, Government Portfolio, Money Market Portfolio, Treasury Only Portfolio, Prime Money Market Portfolio and Treasury Portfolio:

We have audited the accompanying statements of assets and liabilities of Tax-Exempt Portfolio, Government Portfolio, Money Market Portfolio, Treasury Only Portfolio, Prime Money Market Portfolio and Treasury Portfolio (the Funds), each a fund of Fidelity Colchester Street Trust, including the schedules of investments, as of March 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Exempt Portfolio, Government Portfolio, Money Market Portfolio, Treasury Only Portfolio, Prime Money Market Portfolio and Treasury Portfolio as of March 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
May 31, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Geoffrey A. von Kuhn, each of the Trustees oversees 240 funds. Mr. von Kuhn oversees 187 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-297-2952 or, for Class F, call 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Geoffrey A. von Kuhn (1951)

Year of Election or Appointment: 2015

Trustee

Mr. von Kuhn also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. von Kuhn is Chief Administrative Officer for FMR LLC (diversified financial services company, 2013-present), a Director of Pembroke Real Estate, Inc. (2009-present), and a Director of Discovery Natural Resources LLC (2012-present). Previously, Mr. von Kuhn was a managing director of Crosby Group (private wealth management company, 2007-2013), a member of the management committee and senior executive in the Wealth Management Group of AmSouth Bank (2001-2006), and head of the U.S. private bank at Citigroup (2000-2001).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2015

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2015

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Timothy Huyck (1964)

Year of Election or Appointment: 2015

Vice President of Fidelity's Money Market Funds

Mr. Huyck also serves as Vice President of other funds. Mr. Huyck serves as Chief Investment Officer of Fidelity's Money Market Funds (2015-present) and is an employee of Fidelity Investments (1990-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2014-present), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Linda J. Wondrack (1964)

Year of Election or Appointment: 2016

Chief Compliance Officer

Ms. Wondrack also serves as Chief Compliance Officer of other funds. Ms. Wondrack is Executive Vice President and head of Asset Management Compliance for Fidelity Investments (2012-present). Ms. Wondrack also serves as Chief Compliance Officer of Fidelity SelectCo, LLC (investment adviser firm, 2014-present); Chief Compliance Officer of Impresa Management LLC (2013-present); and Chief Compliance Officer of FMR Co., Inc. (investment adviser firm), Fidelity Investments Money Management, Inc. (investment adviser firm), Fidelity Management & Research (U.K.) Inc. (investment adviser firm), Fidelity Management & Research (Hong Kong) (investment adviser firm), Fidelity Management & Research Company (investment adviser firm), FIAM LLC (investment adviser firm), and Strategic Advisers, Inc. (investment adviser firm), Ballyrock Investment Advisors LLC, and Northern Neck Investors LLC (2012-present). Previously, Ms. Wondrack served as Chief Compliance Officer of certain Fidelity® funds (2014-2016) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2012-2016); Senior Vice President and Chief Compliance Officer for Columbia Management Investment Advisers, LLC (2005-2012); Chief Compliance Officer for certain funds within the Columbia Family of Funds (2007-2012); and Senior Vice President of Compliance Risk Management at Bank of America (2005-2010).

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2015 to March 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value October 1, 2015	Ending Account Value March 31, 2016	Expenses Paid During Period October 1, 2015 to March 31, 2016-B
Treasury Only Portfolio
Class I	.15%
Actual		$1,000.00	$1,000.40	$.75
Hypothetical-C		$1,000.00	$1,024.25	$.76
Class II	.21%
Actual		$1,000.00	$1,000.10	$1.05
Hypothetical-C		$1,000.00	$1,023.95	$1.06
Class III	.21%
Actual		$1,000.00	$1,000.10	$1.05
Hypothetical-C		$1,000.00	$1,023.95	$1.06
Class IV	.21%
Actual		$1,000.00	$1,000.10	$1.05
Hypothetical-C		$1,000.00	$1,023.95	$1.06
Select Class	.17%
Actual		$1,000.00	$1,000.20	$.85
Hypothetical-C		$1,000.00	$1,024.15	$.86
Institutional Class	.13%
Actual		$1,000.00	$1,000.50	$.65
Hypothetical-C		$1,000.00	$1,024.35	$.66
Treasury Portfolio
Class I	.16%
Actual		$1,000.00	$1,000.50	$.80
Hypothetical-C		$1,000.00	$1,024.20	$.81
Class II	.24%
Actual		$1,000.00	$1,000.10	$1.20
Hypothetical-C		$1,000.00	$1,023.80	$1.21
Class III	.25%
Actual		$1,000.00	$1,000.10	$1.25
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Class IV	.25%
Actual		$1,000.00	$1,000.10	$1.25
Hypothetical-C		$1,000.00	$1,023.75	$1.26
Select Class	.19%
Actual		$1,000.00	$1,000.30	$.95
Hypothetical-C		$1,000.00	$1,024.05	$.96
Institutional Class	.14%
Actual		$1,000.00	$1,000.60	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Government Portfolio
Class I	.17%
Actual		$1,000.00	$1,000.60	$.85
Hypothetical-C		$1,000.00	$1,024.15	$.86
Class II	.26%
Actual		$1,000.00	$1,000.20	$1.30
Hypothetical-C		$1,000.00	$1,023.70	$1.32
Class III	.28%
Actual		$1,000.00	$1,000.10	$1.40
Hypothetical-C		$1,000.00	$1,023.60	$1.42
Select Class	.20%
Actual		$1,000.00	$1,000.40	$1.00
Hypothetical-C		$1,000.00	$1,024.00	$1.01
Institutional Class	.14%
Actual		$1,000.00	$1,000.70	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Prime Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.30	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.31%
Actual		$1,000.00	$1,000.60	$1.55
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Class III	.37%
Actual		$1,000.00	$1,000.30	$1.85
Hypothetical-C		$1,000.00	$1,023.15	$1.87
Class IV	.42%
Actual		$1,000.00	$1,000.10	$2.10
Hypothetical-C		$1,000.00	$1,022.90	$2.12
Select Class	.23%
Actual		$1,000.00	$1,001.00	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Institutional Class	.14%
Actual		$1,000.00	$1,001.50	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Money Market Portfolio
Class I	.18%
Actual		$1,000.00	$1,001.20	$.90
Hypothetical-C		$1,000.00	$1,024.10	$.91
Class II	.31%
Actual		$1,000.00	$1,000.50	$1.55
Hypothetical-C		$1,000.00	$1,023.45	$1.57
Class III	.36%
Actual		$1,000.00	$1,000.30	$1.80
Hypothetical-C		$1,000.00	$1,023.20	$1.82
Select Class	.23%
Actual		$1,000.00	$1,001.00	$1.15
Hypothetical-C		$1,000.00	$1,023.85	$1.16
Class F	.14%
Actual		$1,000.00	$1,001.40	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Institutional Class	.14%
Actual		$1,000.00	$1,001.40	$.70
Hypothetical-C		$1,000.00	$1,024.30	$.71
Tax-Exempt Portfolio
Class I	.05%
Actual		$1,000.00	$1,000.80	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class II	.05%
Actual		$1,000.00	$1,000.80	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Class III	.05%
Actual		$1,000.00	$1,000.80	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25
Select Class	.05%
Actual		$1,000.00	$1,000.80	$.25
Hypothetical-C		$1,000.00	$1,024.75	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains

Tax-Exempt Portfolio	05/16/16	05/13/16	$0.0007

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended March 31, 2016, or, if subsequently determined to be different, the net capital gain of such year.

Tax-Exempt Portfolio	$443,043
Money Market Portfolio	$53,824

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2016 to March 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Only Portfolio	$3,765,968
Treasury Portfolio	$5,044,682
Government Portfolio	$16,964,040
Prime Money Market Portfolio	$54,296,957
Money Market Portfolio	$47,033,280

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Only Portfolio	100%
Treasury Portfolio	61.28%
Government Portfolio	53.14%
Prime Money Market Portfolio	2.39%
Money Market Portfolio	1.15%

During fiscal year ended 2016, 100% of Tax Exempt Portfolio's income dividends were free from federal income tax, and 0.00% of the fund's income dividends were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on December 16, 2015. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	63,612,408,730.62	98.755
Withheld	802,413,546.77	1.245
TOTAL	64,414,822,277.39	100.000
John Engler
Affirmative	63,611,867,796.17	98.754
Withheld	802,954,481.22	1.246
TOTAL	64,414,822,277.39	100.000
Albert R. Gamper, Jr.
Affirmative	63,591,968,641.66	98.723
Withheld	822,853,635.73	1.277
TOTAL	64,414,822,277.39	100.000
Robert F. Gartland
Affirmative	63,592,635,598.47	98.724
Withheld	822,186,678.92	1.276
TOTAL	64,414,822,277.39	100.000
Abigail P. Johnson
Affirmative	63,478,324,489.48	98.547
Withheld	936,497,787.91	1.453
TOTAL	64,414,822,277.39	100.000
Arthur E. Johnson
Affirmative	63,571,235,850.69	98.691
Withheld	843,586,426.70	1.309
TOTAL	64,414,822,277.39	100.000
Michael E. Kenneally
Affirmative	63,595,565,452.07	98.729
Withheld	819,256,825.32	1.271
TOTAL	64,414,822,277.39	100.000
James H. Keyes
Affirmative	63,596,889,284.70	98.731
Withheld	817,932,992.69	1.269
TOTAL	64,414,822,277.39	100.000
Marie L. Knowles
Affirmative	62,471,007,978.95	96.983
Withheld	1,943,814,298.44	3.017
TOTAL	64,414,822,277.39	100.000
Geoffrey A. von Kuhn
Affirmative	63,617,297,524.58	98.762
Withheld	797,524,752.81	1.238
TOTAL	64,414,822,277.39	100.000
Proposal 1 reflects trust wide proposal and voting results.

IMM-ANN-0516
1.701843.118

Item 2.

Code of Ethics

As of the end of the period, March 31, 2016, Fidelity Colchester Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Government Portfolio, Money Market Portfolio, Prime Money Market Portfolio, Tax-Exempt Portfolio, Treasury Only Portfolio and Treasury Portfolio (the “Funds”):

Services Billed by Deloitte Entities

March 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$42,000	$-	$5,200	$1,500
Money Market Portfolio	$40,000	$-	$5,200	$6,300
Prime Money Market Portfolio	$80,000	$-	$5,200	$2,400
Tax-Exempt Portfolio	$34,000	$-	$5,200	$1,100
Treasury Only Portfolio	$35,000	$-	$5,200	$2,400
Treasury Portfolio	$41,000	$-	$5,200	$3,200

March 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Government Portfolio	$31,000	$-	$5,000	$4,400
Money Market Portfolio	$30,000	$-	$5,000	$4,400
Prime Money Market Portfolio	$30,000	$-	$5,000	$4,800
Tax-Exempt Portfolio	$25,000	$-	$5,000	$1,100
Treasury Only Portfolio	$26,000	$-	$5,000	$2,900
Treasury Portfolio	$26,000	$-	$5,000	$3,700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	March 31, 2016A	March 31, 2015A
Audit-Related Fees	$40,000	$-
Tax Fees	$10,000	$-
All Other Fees	$-	$220,000

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	March 31, 2016 A	March 31, 2015 A
Deloitte Entities	$145,000	$1,415,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 7, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 7, 2016